As filed with the Securities and Exchange Commission
                              on February 27, 2004





                         Securities Act File No. 33-4959
                    Investment Company Act File No. 811-1355


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]


                           Pre-Effective Amendment No.                     [ ]







                       Post-Effective Amendment No. 40 [X]







                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]








                               Amendment No. 42                            [X]



                        (Check appropriate box or boxes)


                    THE ALGER FUNDS (FORMERLY THE ALGER FUND)
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)



111 FIFTH AVENUE,
     NEW YORK, NEW YORK                                           10003
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                        (Zip Code)


Registrant's Telephone Number, including Area Code: 212-806-8800



                              MR. FREDERICK A. BLUM
                           FRED ALGER MANAGEMENT, INC.



                                111 FIFTH AVENUE,
                               NEW YORK, NY 10003
--------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

                              Page 1 of _____ Pages
                          Exhibit Index at Page ______

It is proposed that this filing will become effective (check appropriate box):


[ ]    immediately upon filing pursuant to paragraph (b), or

[X]    on February 28, 2003 pursuant to paragraph (b), or


[ ]    60 days after filing pursuant to paragraph (a)(1), or

[ ]    on [date      ] pursuant to paragraph (a)(1), or

[ ]    75 days after filing pursuant to paragraph (a)(2), or

[ ]    on [date] pursuant to paragraph (a)(2) of Rule 485

                [LOGO]


                THE ALGER FUNDS


                CLASS A SHARES
                CLASS B SHARES
                CLASS C SHARES


                PROSPECTUS ENCLOSED
                FEBRUARY 28, 2004

                ALGER LARGECAP GROWTH FUND
                ALGER MIDCAP GROWTH FUND
                ALGER SMALLCAP GROWTH FUND
                ALGER CAPITAL APPRECIATION FUND
                ALGER SMALLCAP AND MIDCAP GROWTH FUND
                ALGER HEALTH SCIENCES FUND
                ALGER BALANCED FUND
                ALGER MONEY MARKET FUND


                THIS IS NOT PART OF THE PROSPECTUS.

                       ENCLOSED IS THE CURRENT PROSPECTUS.
           PLEASE KEEP IT WITH OTHER INVESTMENT RECORDS FOR REFERENCE.

                       THIS IS NOT PART OF THE PROSPECTUS.

                [LOGO]


                THE ALGER FUNDS


                CLASS A SHARES
                CLASS B SHARES
                CLASS C SHARES


                PROSPECTUS
                FEBRUARY 28, 2004

                ALGER LARGECAP GROWTH FUND
                ALGER MIDCAP GROWTH FUND
                ALGER SMALLCAP GROWTH FUND
                ALGER CAPITAL APPRECIATION FUND
                ALGER SMALLCAP AND MIDCAP GROWTH FUND
                ALGER HEALTH SCIENCES FUND
                ALGER BALANCED FUND
                ALGER MONEY MARKET FUND


                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.


                An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
 1 .............. RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
      1 ......... INVESTMENTS
                  Alger LargeCap Growth Fund                                   1
                  Alger MidCap Growth Fund                                     1
                  Alger SmallCap Growth Fund                                   2
                  Alger Capital Appreciation Fund                              2
                  Alger SmallCap and MidCap Growth Fund                        2
                  Alger Health Sciences Fund                                   3
                  Alger Balanced Fund                                          3
                  Alger Money Market Fund                                      3
      4 ......... RISKS
                  Alger LargeCap Growth Fund                                   4
                  Alger MidCap Growth Fund                                     4
                  Alger SmallCap Growth Fund                                   4
                  Alger Capital Appreciation Fund                              5
                  Alger SmallCap and MidCap Growth Fund                        5
                  Alger Health Sciences Fund                                   5
                  Alger Balanced Fund                                          5
                  Alger Money Market Fund                                      6
      6 ......... PERFORMANCE
                  Alger LargeCap Growth Fund                                   8
                  Alger MidCap Growth Fund                                     8
                  Alger SmallCap Growth Fund                                   9
                  Alger Capital Appreciation Fund                              9
                  Alger SmallCap and MidCap Growth Fund                       10
                  Alger Health Sciences Fund                                  10
                  Alger Balanced Fund                                         11
                  Alger Money Market Fund                                     11
12 .............. FEES AND EXPENSES
14 .............. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
15 .............. MANAGEMENT AND ORGANIZATION
18 .............. SHAREHOLDER INFORMATION
                  Classes of Fund Shares                                      20
                  Sales Charges                                               21
                  Purchasing and Redeeming Fund Shares                        21
                  Investment Instructions                                     23
                  Redemption Instructions                                     26
27 .............. FINANCIAL HIGHLIGHTS
BACK COVER: ..... How to obtain more information

[GRAPHIC]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER FUNDS

The investment goal and primary approach of each Fund is discussed individually below. All of the Funds (other than the Money Market Fund and the fixed-income portion of the Balanced Fund) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


o     HIGH UNIT VOLUME GROWTH

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     POSITIVE LIFE CYCLE CHANGE

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.


The company's market capitalization will generally dictate which Fund(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER LARGECAP GROWTH FUND (FORMERLY ALGER LARGECAP GROWTH PORTFOLIO)

GOAL: THE ALGER LARGECAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Fund invests primarily in the equity securities of large companies. The Fund considers a large company to have a market capitalization of $10 billion or greater.

ALGER MIDCAP GROWTH FUND (FORMERLY ALGER MIDCAP GROWTH PORTFOLIO)

GOAL: THE ALGER MIDCAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on midsized companies with promising growth potential. Under normal circumstances, the Fund invests primarily in the equity securities of medium-capitalization companies. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALLCAP PORTFOLIO)

GOAL: THE ALGER SMALLCAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Alger SmallCap Growth Fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests primarily in the equity securities of small-capitalization companies. A small-capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER CAPITAL APPRECIATION FUND (FORMERLY ALGER CAPITAL APPRECIATION PORTFOLIO)

GOAL: THE ALGER CAPITAL APPRECIATION FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY:  Under normal circumstances,  the Fund invests in the equity
securities  of  companies  of  any  size  which  demonstrate   promising  growth
potential.

The Fund can leverage, that is, borrow money, to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER SMALLCAP AND MIDCAP GROWTH FUND (FORMERLY ALGER SMALLCAP AND MIDCAP PORTFOLIO)

GOAL: THE ALGER SMALLCAP AND MIDCAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests primarily in the equity securities of small- and medium-capitalization companies with promising growth potential. These are companies with a market capitalization between $500 million and $10 billion.

The Fund can leverage, that is, borrow money, to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER HEALTH SCIENCES FUND (FORMERLY ALGER HEALTH SCIENCES PORTFOLIO)

GOAL: THE ALGER HEALTH SCIENCES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests primarily in equity securities of companies that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, among others:


o hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

o companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

o producers and manufacturers of medical, dental and optical supplies and equipment.


The Fund can leverage, that is, borrow money, to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER BALANCED FUND (FORMERLY ALGER BALANCED PORTFOLIO)

GOAL: THE ALGER BALANCED FUND SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Fund invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency. Ordinarily, at least 25% of the Fund's net assets are invested in fixed-income securities.

ALGER MONEY MARKET FUND (FORMERLY ALGER MONEY MARKET PORTFOLIO)

GOAL: THE ALGER MONEY MARKET FUND SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.

PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

[GRAPHIC]

RISKS


RISKS APPLICABLE TO ALL EQUITY FUNDS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity Funds' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A Fund's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby adversely affect Fund performance. In addition, a high level of short-term trading may increase a Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

There may be additional risks applicable to a specific Fund because of its investment approach.

RISKS APPLICABLE TO ALGER LARGECAP GROWTH FUND

The Fund's primary risks are those summarized above in "Risks Applicable to All Equity Funds."

RISK APPLICABLE TO ALGER MIDCAP GROWTH FUND

A risk of investing in the Fund is:

o the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISK APPLICABLE TO ALGER SMALLCAP GROWTH FUND

A risk of investing in the Fund is:


o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION FUND

Risks of investing in the Fund are:

o investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

RISKS APPLICABLE TO ALGER SMALLCAP AND MIDCAP GROWTH FUND

Risks of investing in the Fund are:

o the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

RISKS APPLICABLE TO ALGER HEALTH SCIENCES FUND

Risks of investing in the Fund are:

o investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

o since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

RISKS APPLICABLE TO ALGER BALANCED FUND

The primary risks arising from the fixed-income portion of the Fund are:

o fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall.

o the potential for a decline in the Fund's market value in the event of an issuer's falling credit rating or actual default.

The primary risks for the equity portion of the Fund are those summarized above in "Risks Applicable to All Equity Funds."

This Fund may appeal to investors who seek some long-term capital growth while also maintaining exposure to more conservative, income-producing fixed-income investments.

RISKS APPLICABLE TO ALGER MONEY MARKET FUND

The main risks of investing in the Fund are:

o while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund.

o     an investment in the Fund may not keep pace with inflation.

o normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

This Fund may appeal to investors who seek maximum liquidity and capital preservation together with current income.


PERFORMANCE


The following bar charts and the tables beneath them give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds but the Money Market Fund are for Class B shares, which are generally subject to a sales charge upon redemption that is not reflected. In the tables, average annual returns for all Funds assume redemption at the end of each period shown and reflect all applicable sales charges. The tables for all Funds other than the Money Market Fund also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class BShares. (After-tax returns for the other classes will vary.)These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A"Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.


o Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.


o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

ALGER LARGECAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

-1.57   38.43   12.30   23.10   44.07   32.61   -15.74   -12.85   -33.37   33.74

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1998     24.98%

                                                            WORST QUARTER:
                                                            Q3 2002    -20.50%

Average Annual Total Return as of December 31, 2003

                                                                        Since
                                       1 Year    5 Years   10 Years   Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             27.52%    (3.11)%      --         6.34%
Russell 1000 Growth Index              29.76%    (5.11)%      --         4.84%
--------------------------------------------------------------------------------
Class B (Inception 11/11/86)
Return Before Taxes                    28.74%    (3.10)%     9.10%      11.76%
Return After Taxes on Distributions    28.74%    (4.40)%     7.17%       9.89%
Return After Taxes on Distributions
  and Sale of Fund Shares              18.68%    (2.98)%     7.13%       9.65%
Russell 1000 Growth Index              29.76%    (5.11)%     9.21%      10.77%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             31.26%    (3.00)%      --         2.81%
Russell 1000 Growth Index              29.76%    (5.11)%      --         1.06%

ALGER MIDCAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

0.56   36.39   12.04   15.13   31.09   34.34    11.97    -7.58   -31.01   44.55

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1998     27.31%

                                                            WORST QUARTER:
                                                            Q3 2002    -19.04%

Average Annual Total Return as of December 31, 2003

                                                                        Since
                                       1 Year    5 Years   10 Years   Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             38.24%     6.43%       --        11.14%

Russell Midcap Growth Index            42.72%     2.01%       --         6.90%
--------------------------------------------------------------------------------
Class B (Inception 5/24/93)
Return Before Taxes                    39.55%     6.44%     13.38%      15.30%
Return After Taxes on Distributions    39.55%     4.18%     10.81%      12.69%
Return After Taxes on Distributions
  and Sale of Fund Shares              25.71%     4.25%     10.32%      12.11%
Russell Midcap Growth Index            42.72%     2.01%      9.40%       9.92%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             41.92%     6.55%       --         9.03%
Russell Midcap Growth Index            42.72%     2.01%       --         4.39%

ALGER SMALLCAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

-4.62   48.92   4.17    9.17    9.91   32.14   -29.50   -31.74   -27.96   41.79

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1999     26.31%

                                                            WORST QUARTER:
                                                            Q1 2001    -27.52%

Average Annual Total Return as of December 31, 2003

                                                                        Since
                                       1 Year    5 Years   10 Years   Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             35.31%    (8.62)%      --        (3.55)%
Russell 2000 Growth Index              48.53%     0.86%       --         2.56%
--------------------------------------------------------------------------------
Class B (Inception 11/11/86)
Return Before Taxes                    36.79%    (8.50)%     1.58%       8.89%
Return After Taxes on Distributions    36.79%   (10.39)%    (0.58)%      6.60%
Return After Taxes on Distributions
  and Sale of Fund Shares              23.91%    (7.22)%     0.84%       7.04%
Russell 2000 Growth Index              48.53%     0.86%      5.43%       7.08%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             39.38%    (8.43)%      --        (5.73)%
Russell 2000 Growth Index              48.53%     0.86%       --         1.19%

ALGER CAPITAL APPRECIATION FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

2.22   78.57   13.79   20.20   37.38   72.89   -28.26   -18.65   -35.83   34.29

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1999     40.33%

                                                            WORST QUARTER:
                                                            Q4 2000    -23.69%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                       1 Year    5 Years   10 Years    Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             28.16%    (3.07)%      --         5.29%
Russell 3000 Growth Index              30.95%    (4.70)%      --         4.56%
--------------------------------------------------------------------------------
Class B (Inception 11/1/93)
Return Before Taxes                    29.29%    (3.09)%    11.23%      12.35%
Return After Taxes on Distributions    29.29%    (4.00)%     9.96%      11.07%
Return After Taxes on Distributions
  and Sale of Fund Shares              19.04%    (2.77)%     9.49%      10.52%
Russell 3000 Growth Index              30.95%    (4.70)%     8.80%       8.75%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             31.96%    (2.95)%      --         1.63%
Russell 3000 Growth Index              30.95%    (4.70)%      --         1.00%

ALGER SMALLCAP AND MIDCAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

36.06

 03

                                                            Best Quarter:
                                                            Q2 2003     17.84%

                                                            WORST QUARTER:
                                                            Q3 2002    -18.53%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
                                                      1 Year            5/8/02
--------------------------------------------------------------------------------
Class A                                               29.74%           (1.64)%
Russell 2500 Growth Index                             46.31%            6.75%
--------------------------------------------------------------------------------
Class B
Return Before Taxes                                   31.06%           (1.53)%
Return After Taxes on Distributions                   31.06%           (1.53)%
Return After Taxes on Distributions
  and Sale of Fund Shares                             20.19%           (1.29)%
Russell 2500 Growth Index                             46.31%            6.75%
--------------------------------------------------------------------------------
Class C                                               33.71%            0.29%
Russell 2500 Growth Index                             46.31%            6.75%

ALGER HEALTH SCIENCES FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

40.31

 03

                                                            Best Quarter:
                                                            Q2 2003     16.67%

                                                            WORST QUARTER:
                                                            Q3 2002     -3.34%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
                                                       1 Year           5/1/02
--------------------------------------------------------------------------------
Class A                                               33.92%              13.12%
S&P 500 Index                                         28.69%               3.81%
--------------------------------------------------------------------------------
Class B
Return Before Taxes                                   35.31%              13.84%
Return After Taxes on Distributions                   34.37%              13.42%
Return After Taxes on Distributions
  and Sale of Fund Shares                             23.01%              11.59%
S&P 500 Index                                         28.69%               3.81%
--------------------------------------------------------------------------------
Class C                                               37.92%              15.33%
S&P500 Index                                          28.69%               3.81%

ALGER BALANCED FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

-6.62   31.31   6.63   18.97   32.49   25.58    -5.03    -3.40   -17.59   21.47

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1998     17.54%

                                                            WORST QUARTER:
                                                            Q3 2002     -9.05%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                         1 Year    5 Years   10 Years  Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)               15.93%     2.56%      --         8.89%
Russell 1000 Growth Index                29.76%    (5.11)%     --         4.84%
Lehman Gov't/Credit Bond Index            4.68%     6.65%      --         7.49%
--------------------------------------------------------------------------------
Class B (Inception 6/1/92)
Return Before Taxes                      16.47%     2.53%     9.36%       9.13%
Return After Taxes on Distributions      16.40%     1.75%     7.89%       7.86%
Return After Taxes on Distributions
  and Sale of Fund Shares                10.71%     1.73%     7.34%       7.31%
Russell 1000 Growth Index                29.76%    (5.11)%    9.21%       8.96%
Lehman Gov't/Credit Bond Index            4.68%     6.65%     6.98%       7.54%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)               19.37%     2.69%      --         6.44%
Russell 1000 Growth Index                29.76%    (5.11)%     --         1.06%
Lehman Gov't/Credit Bond Index            4.68%     6.65%      --         7.24%


ALGER MONEY MARKET FUND
Annual Total Return as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

4.20    5.94    5.16    4.92    4.78    4.42     5.57     3.13     0.85    0.26

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q2 1995      1.49%

                                                            WORST QUARTER:
                                                            Q4 2003      0.04%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
                                1 Year       5 Years      10 Years      11/11/86
--------------------------------------------------------------------------------
Money Market                     0.26%         2.83%       3.91%         5.15%

Seven-day yield for the period ended December 31, 2003: 0.09%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

[GRAPHIC]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in a Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds.

                             SHAREHOLDER FEES                                      ANNUAL FUND OPERATING EXPENSES
                            (fees paid directly from                               (expenses that are deducted from
                            your investment)                                       Fund assets)

                                     Maximum
                                     deferred
                         Maximum     sales
                         sales       charge
                         charge      (load) as
                         (load)      a % of
                         on          purchase                                                                    Fee
                         purchases   price or    Redemption                        Share-             Total      Waiver
                         as a        redemption  Fee*                   Distri-    holder             Annual     and/or
                         % of        proceeds,   as a %                 bution     Servi-             Fund       Expense   Net
                         offering    whichever   of amount  Management  (12b-1)    cing     Other     Operating  Reimbur-  Expenses
              CLASS      price       is lower    redeemed   Fees        Fees       Fees     Expenses  Expenses   sement**  **
-----------------------------------------------------------------------------------------------------------------------------------
ALGER           A          5.25%        None       2.00%     .85%        None       .25%      .69%      1.79%       N/A       N/A
SMALLCAP        B           None       5.00%       2.00%     .85%        .75%       .25%      .72%      2.57%       N/A       N/A
GROWTH FUND     C          1.00%       1.00%       2.00%     .85%        .75%       .25%      .71%      2.56%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP  A          5.25%        None       2.00%     .85%        None       .25%      .48%      1.58%       .08%      1.50%
AND MIDCAP      B           None       5.00%       2.00%     .85%        .75%       .25%      .52%      2.37%       .12%      2.25%
GROWTH FUND     C          1.00%       1.00%       2.00%     .85%        .75%       .25%      .53%      2.38%       .13%      2.25%
-----------------------------------------------------------------------------------------------------------------------------------
ALGER           A          5.25%        None       2.00%     .80%        None       .25%      .40%      1.45%       N/A       N/A
MIDCAP          B           None       5.00%       2.00%     .80%        .75%       .25%      .40%      2.20%       N/A       N/A
GROWTH          C          1.00%       1.00%       2.00%     .80%        .75%       .25%      .40%      2.20%       N/A       N/A
FUND
-----------------------------------------------------------------------------------------------------------------------------------
ALGER LARGE-    A          5.25%        None       2.00%     .75%        None       .25%      .44%      1.44%       N/A       N/A
CAP GROWTH      B           None       5.00%       2.00%     .75%        .75%       .25%      .45%      2.20%       N/A       N/A
FUND            C          1.00%       1.00%       2.00%     .75%        .75%       .25%      .44%      2.19%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL   A          5.25%        None       2.00%     .85%        None       .25%      .60%      1.70%       N/A       N/A
APPRECIATION    B           None       5.00%       2.00%     .85%        .75%       .25%      .60%      2.45%       N/A       N/A
FUND            C          1.00%       1.00%       2.00%     .85%        .75%       .25%      .60%      2.45%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER HEALTH    A          5.25%        None       2.00%     .85%        None       .25%     1.26%      2.36%       .86%      1.50%
SCIENCES        B           None       5.00%       2.00%     .85%        .75%       .25%     1.37%      3.22%       .97%      2.25%
FUND            C          1.00%       1.00%       2.00%     .85%        .75%       .25%     1.45%      3.30%      1.05%      2.25%
-----------------------------------------------------------------------------------------------------------------------------------
ALGER           A          5.25%        None       2.00%     .75%        None       .25%      .31%      1.31%       N/A       N/A
BALANCED        B           None       5.00%       2.00%     .75%        .75%       .25%      .31%      2.06%       N/A       N/A
FUND            C          1.00%       1.00%       2.00%     .75%        .75%       .25%      .31%      2.06%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER MONEY                 None        None        None     .50%        None       None      .32%       .82%       N/A       N/A
MARKET FUND

* The Funds will charge a redemption fee of 2.0% on shares purchased (including by exchange) on or after June 1, 2004 and redeemed (including by exchange) within 30 days of purchase.

** The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through October 31, 2004 to the extent necessary to limit the annual operating expenses of Class A, B and C Shares of the Fund to 1.50%, 2.25% and 2.25%, respectively.

EXAMPLES


The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU REDEEMED YOUR SHARES:

--------------------------------------------------------------------------------
                                   1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
ALGER              A                $697        $1,059       $1,444      $2,520
SMALLCAP GROWTH    B                $760        $1,099       $1,565      $2,715
FUND               C                $456        $  889       $1,447      $2,966
--------------------------------------------------------------------------------
ALGER              A                $670        $  990       $1,333      $2,298
SMALLCAP AND       B                $728        $1,028       $1,455      $2,500
MIDCAP GROWTH
FUND*              C                $425        $  823       $1,346      $2,779
--------------------------------------------------------------------------------
ALGER              A                $665        $  960       $1,276      $2,169
MIDCAP GROWTH      B                $723        $  988       $1,380      $2,344
FUND               C                $420        $  781       $1,268      $2,609
--------------------------------------------------------------------------------
ALGER LARGECAP     A                $664        $  957       $1,271      $2,159
GROWTH             B                $723        $  988       $1,380      $2,342
FUND               C                $419        $  778       $1,263      $2,598
--------------------------------------------------------------------------------
ALGER CAPITAL      A                $689        $1,033       $1,400      $2,428
APPRECIATION       B                $748        $1,064       $1,506      $2,601
FUND               C                $445        $  856       $1,392      $2,858
--------------------------------------------------------------------------------
ALGER HEALTH       A                $670        $1,145       $1,645      $3,017
SCIENCES           B                $728        $1,202       $1,799      $3,257
FUND*              C                $425        $1,009       $1,715      $3,588
--------------------------------------------------------------------------------
ALGER              A                $651        $  918       $1,205      $2,021
BALANCED           B                $709        $  946       $1,308      $2,197
FUND               C                $406        $  739       $1,197      $2,466
--------------------------------------------------------------------------------
ALGER MONEY                         $ 84        $  262       $  455      $1,014
MARKET FUND
--------------------------------------------------------------------------------

* Absent first-year fee waivers and reimbursements, expenses with redemption would be as follows:

--------------------------------------------------------------------------------
ALGER              A                $677        $  998       $1,340      $2,304
SMALLCAP AND       B                $740        $1,039       $1,465      $2,510
MIDCAP GROWTH
FUND               C                $438        $  835       $1,358      $2,789
--------------------------------------------------------------------------------
ALGER HEALTH       A                $751        $1,223       $1,719      $3,080
SCIENCES           B                $825        $1,292       $1,883      $3,325
FUND               C                $528        $1,105       $1,804      $3,659
--------------------------------------------------------------------------------

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:


--------------------------------------------------------------------------------
                                  1 Year     3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
ALGER              A               $697       $1,059       $1,444        $2,520
SMALLCAP GROWTH    B               $260       $  799       $1,365        $2,715
FUND               C               $357       $  889       $1,447        $2,966
--------------------------------------------------------------------------------
ALGER              A               $670       $  990       $1,333        $2,298
SMALLCAP AND       B               $228       $  728       $1,255        $2,500
MIDCAP GROWTH
FUND*              C               $326       $  823       $1,346        $2,779
--------------------------------------------------------------------------------
ALGER              A               $665       $  960       $1,276        $2,169
MIDCAP GROWTH      B               $223       $  688       $1,180        $2,344
FUND               C               $321       $  781       $1,268        $2,609
--------------------------------------------------------------------------------
ALGER LARGECAP     A               $664       $  957       $1,271        $2,159
GROWTH             B               $223       $  688       $1,180        $2,342
FUND               C               $320       $  778       $1,263        $2,598
--------------------------------------------------------------------------------
ALGER CAPITAL      A               $689       $1,033       $1,400        $2,428
APPRECIATION       B               $248       $  764       $1,306        $2,601
FUND               C               $346       $  856       $1,392        $2,858
--------------------------------------------------------------------------------
ALGER HEALTH       A               $670       $1,145       $1,645        $3,017
SCIENCES           B               $228       $  902       $1,599        $3,257
FUND*              C               $326       $1,009       $1,715        $3,588
--------------------------------------------------------------------------------
ALGER              A               $651       $  918       $1,205        $2,021
BALANCED           B               $209       $  646       $1,108        $2,197
FUND               C               $307       $  739       $1,197        $2,466
--------------------------------------------------------------------------------
ALGER MONEY                        $ 84       $  262       $  455        $1,014
MARKET FUND
--------------------------------------------------------------------------------

* Absent first-year fee waivers and reimbursements, expenses with redemption would be as follows:

--------------------------------------------------------------------------------
ALGER              A               $677       $  998       $1,340        $2,304
SMALLCAP AND       B               $240       $  739       $1,265        $2,510
MIDCAP GROWTH
FUND               C               $339       $  835       $1,358        $2,789
--------------------------------------------------------------------------------
ALGER HEALTH       A               $751       $1,223       $1,719        $3,080
SCIENCES           B               $325       $  992       $1,683        $3,325
FUND               C               $429       $1,105       $1,804        $3,659
--------------------------------------------------------------------------------

Each Fund other than the Money Market Fund pays the Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide service and maintenance of shareholder accounts.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Each Fund other than the Money Market Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may not achieve its investment objective while in a temporary defensive position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information (see back cover of this prospectus).

[GRAPHIC]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) approximately $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews and administers their investment programs. These management responsibilities are subject to the supervision of the Funds' Board of Trustees. Each Fund has had the same Manager since inception; the Funds pay the Manager fees at these annual rates based on a percentage of average daily net assets: Money Market Fund-- .50%; SmallCap Growth, Capital Appreciation, Health Sciences and SmallCap and MidCap Growth Funds--.85%; MidCap Growth Fund--.80%; LargeCap Growth and Balanced Funds--.75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for all of the Funds, overseeing the investments of each Fund since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Funds prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Teresa McRoberts, Kevin Collins, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Fund and co-manager of the LargeCap Growth Fund since September 2001, the SmallCap and MidCap Growth Fund since its inception and the Balanced Fund from September 2001 to September 2003, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Capital Appreciation Fund and co-manager of the LargeCap Growth Fund since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000, and at Oppenheimer Funds as a portfolio manager from June 2000 until September 2001. Ms. Barbi, manager of the Money Market Fund and co-manager of the Balanced Fund, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the SmallCap Growth Fund since November 2001 and co-manager of the SmallCap and MidCap Growth Fund since its inception, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001. Ms. McRoberts, manager of the Health Sciences Fund since its inception, has been employed by the Manager as a Senior Vice President and portfolio manager since October 2001, prior to which she was a portfolio manager and partner at Maximus Capital from April 2001 until October 2001, a Vice President and portfolio manager at Morgan Stanley Dean Witter from 1998 to 2000 and a principal of that firm from December 2000 to March 2001. Ms. McRoberts had previously been employed by the Manager as a Vice President and senior analyst from 1994 until 1998. Mr. Collins, co-manager of the Balanced Fund since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Fund since September 2003, has been employed by the Manager as an Analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), Johnson v.
Alger Small Portfolio, et al, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

On or about January 27, 2004, two other derivative actions on behalf of certain portfolios of The Alger Funds were filed in The Superior Court of the Commonwealth of Massachusetts, County of Suffolk, against certain officers and trustees of The Alger Funds. These matters include, JOHNATHAN CLAIN V. FRED M. ALGER, III., ET AL. and JAMES LAUFER V. FRED M. ALGER, III, ET AL.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

[GRAPHIC]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share is its "net asset value," or NAV, next determined after a purchase request is received in good order, plus any applicable sales charge. The NAV for each Fund other than the Money Market Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open; the NAV for the Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The assets of each Fund except the Money Market Fund are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. The assets of the Money Market Fund (and short-term money market instruments held by other Funds) are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


All Funds other than the Money Market Fund declare and pay dividends and distributions annually. The Funds expect that these annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Under recent tax legislation, certain dividend income received by a Fund and paid to you will be subject to a maximum tax rate of 15%; other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund. Payments by the Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.


Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

--------------------------------------------------------------------------------
      NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF A
      FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------


CLASSES OF FUND SHARES


All Funds other than the Money Market Fund offer three classes of shares, each subject to a sales charge. Shares of the Money Market Fund are not subject to a sales charge. The differences among the classes are described in the following chart:

SALES CHARGES


CLASS A SHARES
--------------------------------------------------------------------------------

When you buy Class A Shares, you may pay the following sales charge:

                              Sales Charge     Sales Charge   Dealer
                              as a % of        as a % of Net  Allowance as a %
Purchase Amount               Offering Price   Asset Value    of Offering Price
--------------------------------------------------------------------------------
Less than $100,000                 5.25%           5.54%           5.00%
$100,000 - $249,999                4.50%           4.71%           4.25%
$250,000 - $499,999                3.50%           3.63%           3.25%
$500,000 - $999,999                2.75%           2.83%           2.50%
$1,000,000 and over                  *               *             1.00%

Effective April 1, 2004, the following sales charges will apply:

                              Sales Charge     Sales Charge   Dealer
                              as a % of        as a % of Net  Allowance as a %
Purchase Amount               Offering Price   Asset Value    of Offering Price
--------------------------------------------------------------------------------
Less than $25,000                 5.25%           5.54%            5.00%
$25,000 - $49,999                 4.50%           4.71%            4.25%
$50,000 - $99,999                 4.00%           4.17%            3.75%
$100,000 - $249,999               3.50%           3.63%            3.25%
$250,000 - $499,999               2.50%           2.56%            2.25%
$500,000 - $749,999               2.00%           2.04%            1.75%
$750,000 - $999,999               1.50%           1.52%            1.25%
$1,000,000 and over                 *               *              1.00%


* Purchases of Class A Shares which, when combined with current holdings of Class A Shares offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES

Not subject to distribution (12b-1) fees


--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT (For investment minimums effective June 1, 2004, see Table on page 23) No maximum investment limit


In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

PURCHASING AND REDEEMING FUND SHARES

You can purchase or redeem shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase or Automatic Investment Plan, we will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. The Transfer Agent or the Fund may reject any purchase order.

You may aggregate all the shares (regardless of class effective April 1, 2004) that you purchase in Funds other than the Money Market Fund in order to obtain a reduced Class A sales charge (as indicated above) if you provide sufficient information at the time of purchase for verification of your eligibility for the lower charge.


CLASS B SHARES
--------------------------------------------------------------------------------

When you redeem Class B Shares,
you may pay the following CDSC:

                                                                     Contingent
                                                                      Deferred
                                                                      Sales
                                                                      Charge
Years Shares Were Held                                                (CDSC)
--------------------------------------------------------------------------------
Less than one                                                            5%
One but less than two                                                    4%
Two but less than three                                                  3%
Three but less than four                                                 2%
Four but less than five                                                  2%
Five but less than six                                                   1%
Six or more                                                              0%

--------------------------------------------------------------------------------

DISTRIBUTION (12B-1) FEES

Subject to distribution (12b-1) fees for eight years, after which time your shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.+

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT


Maximum permitted investment amount: $249,999. Effective April 1, 2004: $99,999

CLASS C SHARES
--------------------------------------------------------------------------------

When you buy Class C Shares, you may pay the following sales charge.*

                                    Sales            Sales             Dealer
                                    Charge           Charge            Allowance
                                    as a % of        as a % of         as a % of
Purchase                            Offering         Net Asset         Offering
Amount                              Price            Value             Price
--------------------------------------------------------------------------------
$1-$999,999                            1.00%             1.01%            1.00%

* Effective April 1, 2004, there will be no sales charge when you buy Class C Shares.

When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were                                            Contingent Deferred
Held                                                         Sales Charge (CDSC)
--------------------------------------------------------------------------------
Less than one                                                      1%
One or more                                                        0%
--------------------------------------------------------------------------------


DISTRIBUTION (12B-1) FEES

Subject to distribution (12b-1) fees+

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT


Maximum permitted investment amount: $999,999. Effective April 1, 2004: $499,999

      Under certain circumstances, the above requirements may be waived. These circumstances are discussed in the Statement of Additional Information.

+ Each Fund other than Alger Money Market Fund has adopted a plan under Rule 12b-1 that allows Class B and Class C shares to pay distribution fees out of their assets on an ongoing basis for the sale and distribution of their shares. These fees will increase the cost of your investment in Class B or Class C shares and may cost you more than paying other types of sales charges.

Effective April 1, 2004, if you intend to make an aggregate purchase of $25,000 or more in a Fund other than the Money Market Fund ($100,000 or more prior to April 1, 2004) over a period of 13 months or less, you can complete a letter of intent and return it to the Fund. Please contact the Fund for details before you buy the shares.

Effective June 1, 2004, if the value of your account has fallen below the minimum initial investment amount as a result of redemptions, the Fund may close your account and redeem all of your shares.

For purposes of redemption of shares of the Alger Money Market Fund, please note that the period of time during which an investor holds shares of the Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC if applicable.


Different ways to purchase and redeem are listed below and on the next page. For telephone transactions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.


MINIMUM INVESTMENTS--EFFECTIVE JUNE 1, 2004, THE FOLLOWING MINIMUMS WILL APPLY

                                     Initial                   Subsequent
                                    Investment                 Investment
--------------------------------------------------------------------------------
Regular account                       $1,000                       $50
Traditional IRA                          500                       $50
Roth IRA                                 500                       $50
Coverdell ESA                            500                       $50
SIMPLE IRA                               500                       $50
Keogh                                    500                       $50
401(k)                                   500                       $50
403(b)                                   500                       $50
Automatic Investment                     500                       $50

Minimums may be waived in certain circumstances.

Effective through May 31, 2004, the minimum subsequent investment in any of the Funds is $25; for the Money Market Fund only there is a minimum initial investment of $500, and the minimum initial Automatic Investment in any Fund is $25.


INVESTMENT INSTRUCTIONS

TO OPEN AN ACCOUNT:


BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. (Make checks payable to "The Alger Funds.") Mail your completed application and check to:


        Alger Shareholder Services, Inc.
        30 Montgomery Street
        Jersey City, NJ 07302

BY FED WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services at (800) 992-3863 for details.

Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY:   Complete  the  Automatic  Investment  option  on  your  account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

VIA OUR WEBSITE: Visit The Alger Funds' website to download a New Account Application - WWW.ALGER.COM


Mail the completed application with your investment to Alger Shareholder Services, Inc.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:


BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return slip with your investment to:


  Alger Shareholder Services, Inc.
  30 Montgomery Street
  Jersey City, NJ 07302


BY TELEPHONE OR FED WIRE: TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred from your designated bank account to your Fund account normally within one business day.


WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services for details.

*     Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.


AUTOMATICALLY: The Alger Funds' Automatic Investment Plan allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact The Alger Funds to receive an Additional Services Form. Minimum automatic investment is $25 per Fund through May 31, 2004, $50 thereafter.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call for a Payroll Savings Plan Form.


*     Not available for Retirement Plans


VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add services to your account - WWW.ALGER.COM


Mail your completed forms to Alger Shareholder Services, Inc.

EXCHANGES


You can exchange shares of any Fund for shares of another Fund, subject to certain restrictions.Sales charges will apply in certain exchanges from the Money Market Fund. The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus).


A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.


A Fund may reject purchase orders, on a temporary or permanent basis from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of the Money Market Fund) or shares of other funds sponsored by the Manager.

In addition, effective with respect to purchases (including purchases by exchange) on or after June 1, 2004, if you redeem shares of a Fund other than the Money Market Fund, by sale or exchange, within 30 days of purchase, the Fund may impose a redemption fee of 2% of the amount redeemed. This fee, which will be retained by the Fund, is intended to offset brokerage commissions, market impact and other costs associated with early redemptions. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts,
(iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. The Funds reserve the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Funds.

TO REDEEM SHARES OF THE FUND:

BY MAIL: Send a letter of instruction to Alger Shareholder Services, Inc. which includes

o     account number


o     Fund name (and class, if applicable)


o     number of shares or dollar amount of redemption

o     where to send the proceeds

o     signature(s) of registered owner(s)

o     a signature guarantee is required if

      o     your redemption is for more than $25,000; or

      o you want the check sent to a different address than the one we have on file; or

      o you want the check to be made payable to someone other than the registered owners we have on file; or

      o     you have changed your address on file within the past 60 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire for amounts over $5,000. Note, you cannot request a check if you have changed your address on file within the past 60 days.

A special telephone redemption service, TeleRedemption, is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within two business days. Shares issued in certificate form are not eligible for this service.

*     not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.


VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add redemption privileges to your existing account - WWW.ALGER.COM


Mail your completed forms to Alger Shareholder Services, Inc.

[GRAPHIC]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the periods shown through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALL CAPITALIZATION PORTFOLIO)

CLASS A(i)
                                                     Year Ended October 31,
-----------------------------------------------------------------------------------------
                                            2003              2002             2001
                                            ----              ----             ----
Net asset value, beginning of period    $   2.85          $   3.54         $   8.81
-----------------------------------------------------------------------------------------
Net investment income (loss)                (.05)(iii)        (.05)(iii)       (.04)(iii)
Net realized and unrealized gain
 (loss) on investments                      1.15              (.64)           (3.41)
-----------------------------------------------------------------------------------------
Total from investment operations            1.10              (.69)           (3.45)
Distributions from net realized gains         --                --            (1.82)
-----------------------------------------------------------------------------------------
Net asset value, end of period          $   3.95          $   2.85         $   3.54
-----------------------------------------------------------------------------------------
Total Return (iv)                          38.6%            (19.5%)          (46.6%)
-----------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $ 73,616          $ 46,143         $ 64,164
-----------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                1.79%             1.75%            1.54%
-----------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets            (1.55%)           (1.52%)           (.95%)
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                  139.28%           132.35%          195.72%
-----------------------------------------------------------------------------------------

CLASS B(ii)
                                                                  Year Ended October 31,
------------------------------------------------------------------------------------------------------------------
                                             2003                2002              2001                2000
                                             ----                ----              ----                ----
Net asset value, beginning of year         $   2.68            $   3.36          $   8.52           $  10.13
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (.07)(iii)          (.07)(iii)        (.08)(iii)         (.16)(iii)
Net realized and unrealized gain
 (loss) on investments                         1.09               (.61)             (3.26)               .36
------------------------------------------------------------------------------------------------------------------
Total from investment operations               1.02               (.68)             (3.34)               .20
Distributions from net realized gains            --                  --             (1.82)             (1.81)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year               $   3.70            $   2.68          $   3.36           $   8.52
------------------------------------------------------------------------------------------------------------------
Total Return (iv)                             38.1%             (20.2%)            (47.0%)              (.4%)
------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                           $ 94,241            $ 81,758          $130,559           $325,382
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                   2.57%               2.49%             2.28%              2.14%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets               (2.32%)             (2.27%)           (1.66%)            (1.58%)
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     139.28%             132.35%           195.72%            207.19%
------------------------------------------------------------------------------------------------------------------

(i)   Class A Shares were initially offered January 1, 1997.


(ii) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred September 27, 1995.

(iii) Amount was computed based on average shares outstanding during the period.

For a share outstanding throughout the period

                                                                        Ten Months Ended
                                Year Ended October 31,                     October 31,
----------------------------------------------------------------------------------------
                   2000                 1999                  1998               1997(v)
                   ----                 ----                  ----               -------
                 $  10.35             $   8.74              $  10.35            $   9.21
----------------------------------------------------------------------------------------
                     (.08)(iii)           (.08)(iii)            (.06)(iii)          (.04)

                      .35                 2.71                 (1.04)               1.18
----------------------------------------------------------------------------------------
                      .27                 2.63                 (1.10)               1.14
                    (1.81)                (1.02)               (.51)                  --
----------------------------------------------------------------------------------------
                 $   8.81             $  10.35              $   8.74            $  10.35
----------------------------------------------------------------------------------------
                      .4%                32.7%                (10.9%)              12.4%
----------------------------------------------------------------------------------------


                 $111,665             $ 69,986              $ 59,516            $ 25,996
----------------------------------------------------------------------------------------

                    1.41%                1.38%                 1.37%               1.38%
----------------------------------------------------------------------------------------

                    (.81%)               (.79%)                (.71%)              (.93%)
----------------------------------------------------------------------------------------
                  207.19%              110.92%               157.26%             120.27%
----------------------------------------------------------------------------------------

                                     Year Ended October 31,
-----------------------------------------------------------------------------------------
           1999          1998          1997           1996           1995          1994
           ----          ----          ----           ----           ----          ----
          $ 8.61        $ 10.29       $ 10.86        $ 11.13         $ 7.62        $ 8.65
----------------------------------------------------------------------------------------
            (.15)(iii)     (.14)(iii)    (.11)          (.09)          (.13)         (.09)

            2.69          (1.03)         1.28            .42           3.64          (.02)
-----------------------------------------------------------------------------------------
            2.54          (1.17)         1.17            .33           3.51          (.11)
           (1.02)          (.51)        (1.74)          (.60)            --          (.92)
-----------------------------------------------------------------------------------------
       $   10.13         $ 8.61       $ 10.29        $ 10.86        $ 11.13        $ 7.62
-----------------------------------------------------------------------------------------
           32.1%         (11.6%)        12.9%           3.2%          46.2%         (1.1%)


        $419,842       $460,788      $580,651       $553,872       $463,718      $294,890
-----------------------------------------------------------------------------------------

           2.14%          2.12%         2.14%          2.13%          2.11%         2.18%
-----------------------------------------------------------------------------------------
          (1.58%)        (1.51%)       (1.67%)        (1.59%)        (1.75%)       (1.51%)
-----------------------------------------------------------------------------------------
         110.92%        157.26%       120.27%        153.35%         97.37%       131.86%
-----------------------------------------------------------------------------------------


(iv)  Does not reflect the effect of any sales charges.

(v) Ratios have been annualized; total return has not been annualized.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALL CAPITALIZATION
PORTFOLIO) (CONTINUED)

CLASS C(i)
                                                     Year Ended October 31,
--------------------------------------------------------------------------------------------
                                           2003                2002               2001
                                           ----                ----               ----
Net asset value, beginning of period     $   2.68            $   3.36          $   8.53
--------------------------------------------------------------------------------------------
Net investment income (loss)                 (.07)(ii)           (.07)(ii)         (.08)(ii)
Net realized and unrealized gain
 (loss) on investments                       1.09                (.61)            (3.27)
--------------------------------------------------------------------------------------------
Total from investment operations             1.02                (.68)            (3.35)
Distributions from net realized gains          --                 --              (1.82)
--------------------------------------------------------------------------------------------
Net asset value, end of period           $   3.70              $ 2.68          $   3.36
--------------------------------------------------------------------------------------------
Total Return (iii)                          38.1%              (20.2%)           (47.0%)
--------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                         $  4,999             $ 3,209          $  4,234
--------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                 2.56%               2.49%             2.28%
--------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets             (2.32%)             (2.27%)           (1.66%)
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   139.28%             132.35%           195.72%
--------------------------------------------------------------------------------------------

(i)   Class C Shares were initially offered August 1, 1997.

(ii) Amount was computed based on average shares outstanding during the period. For a share outstanding throughout the period

For a share outstanding throughout the period


                                                                     Three Months Ended
                         Year Ended October 31,                           October 31,
----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(iv)
                   ----                 ----                  ----              --------
                 $  10.13             $   8.59              $  10.29            $  10.38
----------------------------------------------------------------------------------------
                     (.16)(ii)            (.16)(ii)             (.10)(ii)           (.03)

                      .37                 2.72                 (1.09)               (.06)
----------------------------------------------------------------------------------------
                      .21                 2.56                 (1.19)               (.09)
                    (1.81)               (1.02)                 (.51)                 --
----------------------------------------------------------------------------------------
                   $ 8.53            $   10.13                $ 8.59             $ 10.29
----------------------------------------------------------------------------------------
                     (.3%)               32.4%                (11.8%)               (.9%)
----------------------------------------------------------------------------------------


                 $ 11,103            $   7,659               $ 4,838               $ 338
----------------------------------------------------------------------------------------

                    2.15%                2.13%                 2.11%               2.09%
----------------------------------------------------------------------------------------

                   (1.57%)              (1.55%)               (1.36%)             (1.71%)
----------------------------------------------------------------------------------------
                  207.19%              110.92%               157.26%             120.27%
----------------------------------------------------------------------------------------

(iii) Does not reflect the effect of any sales charges.

(iv)  Ratios have been annualized; total return has not been annualized.

ALGER MIDCAP GROWTH FUND (FORMERLY ALGER MIDCAP GROWTH PORTFOLIO)(i)

CLASS A(ii)
                                                         Year Ended October 31,
---------------------------------------------------------------------------------------------
                                             2003                2002               2001
                                             ----                ----               ----
Net asset value, beginning of period      $   5.48            $   6.92          $  10.17
---------------------------------------------------------------------------------------------
Net investment income (loss)                  (.07)(iv)           (.07)(iv)         (.06)(iv)
Net realized and unrealized gain
 (loss) on investments                        2.16               (1.37)            (2.01)
---------------------------------------------------------------------------------------------
Total from investment operations              2.09               (1.44)            (2.07)
Distributions from net realized gains           --                 --              (1.18)
---------------------------------------------------------------------------------------------
Net asset value, end of period            $   7.57              $ 5.48            $ 6.92
---------------------------------------------------------------------------------------------
Total Return(v)                              38.1%              (20.8%)           (21.9%)
---------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $231,711            $133,113          $154,412
---------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                  1.45%               1.41%             1.31%
---------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets               (1.16%)             (1.05%)            (.77%)
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    238.17%             324.69%           115.45%
---------------------------------------------------------------------------------------------

CLASS B
                                                   Year Ended October 31,
--------------------------------------------------------------------------------------------------
                                            2003          2002          2001            2000
                                            ----          ----          ----            ----
Net asset value, beginning of year        $   5.17      $   6.58        $ 9.79         $ 8.00
--------------------------------------------------------------------------------------------------
Net investment income (loss)                  (.11)(iv)     (.11)(iv)     (.11)(iv)      (.12)(iv)
Net realized and unrealized gain
 (loss) on investments                        2.02         (1.30)        (1.92)          3.41
--------------------------------------------------------------------------------------------------
Total from investment operations              1.91         (1.41)        (2.03)          3.29
Distributions from net realized gains           --            --         (1.18)         (1.50)
--------------------------------------------------------------------------------------------------
Net asset value, end of year              $   7.08      $   5.17        $ 6.58         $ 9.79
--------------------------------------------------------------------------------------------------
Total Return(v)                              36.9%        (21.4%)       (22.4%)         46.4%
--------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                          $326,015      $247,201      $426,699       $532,476
--------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                  2.20%         2.15%         2.06%          2.04%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets              (1.92%)       (1.80%)       (1.49%)        (1.23%)
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    238.17%        324.69%       115.45%         97.11%
--------------------------------------------------------------------------------------------------


(i) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred April 20, 2000.


(ii)  Class A Shares were initially offered January 1, 1997.


(iii) Ratios have been annualized; total return has not been annualized.

For a share outstanding throughout the period

                                                                        Ten Months Ended
                                Year Ended October 31,                     October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                 1998               1997(iii)
                   ----                 ----                 ----               ---------
                 $   8.20             $   7.07              $ 7.49              $   6.31
-----------------------------------------------------------------------------------------
                     (.04)(iv)            (.05)(iv)             (.03)(iv)           (.03)

                     3.51                 2.16                   .43                1.21
-----------------------------------------------------------------------------------------
                     3.47                 2.11                   .40                1.18
                    (1.50)                (.98)                 (.82)                 --
-----------------------------------------------------------------------------------------
                 $  10.17             $   8.20              $   7.07              $ 7.49
-----------------------------------------------------------------------------------------
                    47.7%                33.3%                  7.2%               18.7%
-----------------------------------------------------------------------------------------


                 $141,558             $ 49,246              $ 32,447             $ 5,436
-----------------------------------------------------------------------------------------

                    1.29%                1.31%                 1.34%               1.40%
-----------------------------------------------------------------------------------------

                    (.46%)               (.58%)                (.53%)              (.83%)
-----------------------------------------------------------------------------------------
                   97.11%              203.86%               180.98%             160.09%
-----------------------------------------------------------------------------------------

                                      Year Ended October 31,
--------------------------------------------------------------------------------------------
            1999           1998          1997           1996           1995        1994
            ----           ----          ----           ----           ----        ----
           $ 6.96         $ 7.44        $ 6.29         $ 6.31         $ 4.26      $ 4.16
--------------------------------------------------------------------------------------------
             (.11)(iv)      (.10)(iv)     (.10)          (.08)(iv)      (.03)       (.04)

             2.13            .44          1.41            .45           2.08         .23
--------------------------------------------------------------------------------------------
             2.02            .34          1.31            .37           2.05         .19
             (.98)         (.82)          (.16)          (.39)            --        (.09)
--------------------------------------------------------------------------------------------
           $ 8.00         $ 6.96        $ 7.44         $ 6.29         $ 6.31      $ 4.26
--------------------------------------------------------------------------------------------
            32.3%           6.2%         21.4%           6.4%          48.3%        4.7%
--------------------------------------------------------------------------------------------


         $248,139       $191,934      $166,475       $125,686       $ 54,016    $ 18,516
--------------------------------------------------------------------------------------------

            2.07%          2.10%         2.19%          2.27%          2.39%       3.20%(vi)
--------------------------------------------------------------------------------------------

           (1.39%)        (1.38%)       (1.58%)        (1.33%)        (1.71%)     (2.32%)
--------------------------------------------------------------------------------------------
           203.86%        180.98%       160.09%        113.95%        121.60%     127.40%
--------------------------------------------------------------------------------------------


(iv)  Amount was computed based on average shares outstanding during the period.

(v)   Does not reflect the effect of any sales charges.


(vi) Amounts has been reduced by .07% for the period ended October 31, 1994, due to expense reimbursements made pursuant to applicable state expense limits.

CLASS C(ii)
                                                        Year Ended October 31,
----------------------------------------------------------------------------------------------
                                             2003                2002               2001
                                             ----                ----               ----
Net asset value, beginning of period       $   5.16            $   6.56          $   9.77
----------------------------------------------------------------------------------------------
Net investment income (loss)                   (.11)(iv)           (.11)(iv)         (.11)(iv)
Net realized and unrealized gain
 (loss) on investments                         2.01               (1.29)            (1.92)
----------------------------------------------------------------------------------------------
Total from investment operations               1.90               (1.40)            (2.03)
Distributions from net realized gains            --                 --              (1.18)
----------------------------------------------------------------------------------------------
Net asset value, end of period             $   7.06              $ 5.16            $ 6.56
----------------------------------------------------------------------------------------------
Total Return(v)                               36.8%              (21.3%)           (22.4%)
----------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                           $ 62,627            $ 46,238          $ 53,592
----------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                   2.20%               2.16%             2.06%
----------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                (1.92%)             (1.80%)           (1.51%)
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     238.17%             324.69%           115.45%
----------------------------------------------------------------------------------------------


(i) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred April 20, 2000.


(ii)  Class C Shares were initially offered August 1, 1997.


(iii) Ratios have been annualized; total return has not been annualized.

For a share outstanding throughout the period

                                                                     Three Months Ended
                                Year Ended October 31,                    October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(iii)
                   ----                 ----                  ----              ---------
                 $   7.99             $   6.95              $   7.44            $   7.50
-----------------------------------------------------------------------------------------
                     (.11)(iv)            (.11)(iv)             (.09)(iv)           (.01)

                     3.39                 2.13                   .42                (.05)
-----------------------------------------------------------------------------------------
                     3.28                 2.02                   .33                (.06)
                   (1.50)                 (.98)                 (.82)                 --
-----------------------------------------------------------------------------------------
                 $   9.77             $   7.99              $   6.95            $   7.44
-----------------------------------------------------------------------------------------
                    46.4%                32.4%                  6.1%                (.7%)
-----------------------------------------------------------------------------------------


                 $ 51,335             $ 10,827              $  1,759            $     84
-----------------------------------------------------------------------------------------

                    2.04%                2.08%                 2.08%               1.97%
-----------------------------------------------------------------------------------------

                   (1.22%)              (1.40%)               (1.26%)             (1.55%)
-----------------------------------------------------------------------------------------
                   97.11%              203.86%               180.98%             160.09%
-----------------------------------------------------------------------------------------


(iv)  Amount was computed based on average shares outstanding during the period.

(v)   Does not reflect the effect of any sales charges.

ALGER LARGECAP GROWTH FUND (FORMERLY ALGER LARGECAP GROWTH PORTFOLIO)

CLASS A(i)
                                                        Year Ended October 31,
---------------------------------------------------------------------------------------------
                                             2003                2002              2001
                                             ----                ----              ----
Net asset value, beginning of period      $   7.16            $   9.47          $  14.09
---------------------------------------------------------------------------------------------
Net investment income (loss)                  (.05)(iv)           (.04)(iv)         (.04)(iv)
Net realized and unrealized gain
 (loss) on investments                        1.76               (2.27)            (3.64)
---------------------------------------------------------------------------------------------
Total from investment operations              1.71               (2.31)            (3.68)
Distributions from net realized gains           --                  --              (.94)
---------------------------------------------------------------------------------------------
Net asset value, end of period            $   8.87              $ 7.16            $ 9.47
---------------------------------------------------------------------------------------------
Total Return(iii)                            23.9%              (24.4%)           (27.4%)
---------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $168,720            $130,464          $230,637
---------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                  1.44%               1.36%             1.26%
---------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                (.62%)              (.47%)            (.35%)
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    215.81%             213.97%            91.40%
---------------------------------------------------------------------------------------------


 CLASS B(ii)
                                                             Year Ended October 31,
---------------------------------------------------------------------------------------------------------
                                             2003            2002            2001              2000
                                             ----            ----            ----              ----
 Net asset value, beginning of year        $   6.76          $ 9.02         $ 13.58          $ 15.09
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                  (.10)(iv)       (.10)(iv)       (.12)(iv)        (.16)(iv)
 Net realized and unrealized gain
  (loss) on investments                        1.67           (2.16)          (3.50)            1.31
---------------------------------------------------------------------------------------------------------
 Total from investment operations              1.57           (2.26)          (3.62)            1.15
 Distributions from net realized gains           --              --            (.94)           (2.66)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of year                $ 8.33          $ 6.76       $    9.02          $ 13.58
---------------------------------------------------------------------------------------------------------
 Total Return (iii)                           23.2%          (25.1%)         (28.1%)            7.2%
---------------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data:
 Net assets, end of year
  (000's omitted)                          $350,972       $ 323,809        $581,770         $902,091
---------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
  net assets                                  2.20%           2.11%           2.01%            1.96%
---------------------------------------------------------------------------------------------------------
 Ratio of net investment income
   (loss) to average net assets             (1.37%)         (1.21%)         (1.09%)           (1.07%)
---------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                    215.81%         213.97%          91.40%           96.13%
---------------------------------------------------------------------------------------------------------

(i)   Class A Shares were initially offered January 1, 1997.


(ii) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred September 27, 1995.

For a share outstanding throughout the period


                                                                        Ten Months Ended
                               Year Ended October 31,                      October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(v)
                   ----                 ----                  ----              -------
                 $  15.47             $  12.19              $  11.58            $   9.40
-----------------------------------------------------------------------------------------
                     (.05)(iv)            (.07)(iv)             (.03)(iv)           (.02)

                     1.33                 4.64                  2.13                2.20
-----------------------------------------------------------------------------------------
                     1.28                 4.57                  2.10                2.18
                    (2.66)               (1.29)                (1.49)                 --
-----------------------------------------------------------------------------------------
                  $ 14.09              $ 15.47              $  12.19            $  11.58
-----------------------------------------------------------------------------------------
                     8.0%                40.4%                 21.4%               23.2%
-----------------------------------------------------------------------------------------


                 $324,130             $228,896              $121,930            $ 52,307
-----------------------------------------------------------------------------------------

                    1.20%                1.21%                 1.25%               1.30%
-----------------------------------------------------------------------------------------

                    (.32%)               (.50%)                (.23%)              (.39%)
-----------------------------------------------------------------------------------------
                   96.13%              205.94%               146.64%             128.26%
-----------------------------------------------------------------------------------------

                                       Year Ended October 31,
---------------------------------------------------------------------------------------------
            1999          1998          1997           1996           1995        1994
            ----          ----          ----           ----           ----        ----
          $ 12.00       $  11.50       $  9.49         $ 9.38        $  6.97      $ 7.43
---------------------------------------------------------------------------------------------
             (.18)(iv)      (.11)(iv)     (.13)          (.08)(iv)      (.02)       (.07)(iv)

             4.56           2.10          2.44            .78           2.59         .35
---------------------------------------------------------------------------------------------
             4.38           1.99          2.31            .70           2.57         .28
            (1.29)         (1.49)         (.30)          (.59)          (.16)       (.74)
---------------------------------------------------------------------------------------------
          $ 15.09       $  12.00      $  11.50         $ 9.49        $  9.38      $ 6.97
---------------------------------------------------------------------------------------------
            39.3%          20.5%         24.9%           8.1%          37.8%        4.1%
---------------------------------------------------------------------------------------------


        $ 770,311      $ 390,885     $ 304,984       $266,207      $ 154,284    $ 76,390
---------------------------------------------------------------------------------------------

            1.96%          2.00%         2.08%          2.08%          2.09%       2.20%
---------------------------------------------------------------------------------------------

           (1.26%)         (.98%)       (1.13%)         (.84%)        (1.03%)     (1.01%)
---------------------------------------------------------------------------------------------
          205.94%        146.64%       128.26%         94.91%        118.16%     103.86%
---------------------------------------------------------------------------------------------


(iii) Does not reflect the effect of any sales charges.


(iv)  Amount was computed based on average shares outstanding during the period.


(v)   Ratios have been annualized; total return has not been annualized.

ALGER  LARGECAP  GROWTH  FUND  (FORMERLY   ALGER  LARGECAP   GROWTH   PORTFOLIO)
(CONTINUED)

CLASS C(i)
                                                        Year Ended October 31,
-----------------------------------------------------------------------------------------------
                                             2003                2002              2001
                                             ----                ----              ----
Net asset value, beginning of period       $   6.76            $   9.02          $  13.57
-----------------------------------------------------------------------------------------------
Net investment income (loss)                   (.10)(iii)          (.10)(iii)        (.12)(iii)
Net realized and unrealized gain
 (loss) on investments                         1.67               (2.16)            (3.49)
-----------------------------------------------------------------------------------------------
Total from investment operations               1.57               (2.26)            (3.61)
Distributions from net realized gains            --                  --              (.94)
-----------------------------------------------------------------------------------------------
Net asset value, end of period             $   8.33              $ 6.76          $   9.02
-----------------------------------------------------------------------------------------------
Total Return (ii)                             23.2%              (25.1%)           (28.0%)
-----------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                           $ 41,906            $ 34,813          $ 48,918
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                   2.19%               2.11%             2.01%
-----------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                (1.37%)             (1.22%)           (1.10%)
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     215.81%             213.97%            91.40%
-----------------------------------------------------------------------------------------------


(i)   Class C Shares were initially offered August 1, 1997.

(ii)  Does not reflect the effect of any sales charges.

For a share outstanding throughout the period


                                                                      Three Months Ended
                                Year Ended October 31,                    October 31,
-----------------------------------------------------------------------------------------
                    2000                 1999                 1998              1997(iv)
                    ----                 ----                 ----              --------
                 $  15.08             $  12.00              $  11.50            $  11.98
-----------------------------------------------------------------------------------------
                     (.16)(iii)           (.18)(iii)            (.11)(iii)          (.02)

                     1.31                 4.55                  2.10                (.46)
-----------------------------------------------------------------------------------------
                     1.15                 4.37                  1.99                (.48)
                    (2.66)               (1.29)                (1.49)                 --
-----------------------------------------------------------------------------------------
                 $  13.57             $  15.08              $  12.00            $  11.50
-----------------------------------------------------------------------------------------
                     7.2%                39.2%                 20.5%               (4.0%)
-----------------------------------------------------------------------------------------


                 $ 65,893             $ 31,500              $  3,312            $    199
-----------------------------------------------------------------------------------------

                    1.95%                1.97%                 2.00%               2.02%
-----------------------------------------------------------------------------------------

                   (1.08%)              (1.30%)                (.97%)             (1.43%)
-----------------------------------------------------------------------------------------
                   96.13%              205.94%               146.64%             128.26%
-----------------------------------------------------------------------------------------

(iii) Amount was computed based on average shares outstanding during the period.

(iv)  Ratios have been annualized; total return has not been annualized.

ALGER  CAPITAL   APPRECIATION   FUND   (FORMERLY   ALGER  CAPITAL   APPRECIATION
PORTFOLIO)(i)(vii)

CLASS A(ii)
                                                           Year Ended October 31,
---------------------------------------------------------------------------------------------------
                                                2003                2002               2001
                                                ----                ----               ----
Net asset value, beginning of period          $   6.23            $   8.21           $  13.54
---------------------------------------------------------------------------------------------------
Net investment income (loss)                      (.07)(iii)          (.08)(iii)         (.05)(iii)
Net realized and unrealized gain
 (loss) on investments                            1.58               (1.90)             (4.80)
---------------------------------------------------------------------------------------------------
Total from investment operations                  1.51               (1.98)             (4.85)
Distributions from net realized gains               --                  --               (.48)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                $   7.74            $   6.23           $   8.21
---------------------------------------------------------------------------------------------------
Total Return (iv)                                24.2%              (24.1%)            (36.8%)
---------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $112,031            $ 97,962           $179,365
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      1.70%               1.53%              1.40%
---------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                   (1.06%)             (1.06%)             (.46%)
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        202.81%             174.83%            102.58%
---------------------------------------------------------------------------------------------------

CLASS B
                                                    Year Ended October 31,
-------------------------------------------------------------------------------------------------------
                                           2003            2002            2001            2000
                                           ----            ----            ----            ----
Net asset value, beginning of year        $ 5.93          $ 7.88         $ 13.09         $  13.28
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                (.11)(iii)      (.14)(iii)      (.12)(iii)       (.22)(iii)
Net realized and unrealized gain
 (loss) on investments                      1.49           (1.81)          (4.61)            1.96
-------------------------------------------------------------------------------------------------------
Total from investment operations            1.38           (1.95)          (4.73)            1.74
Distributions from net realized gains         --              --            (.48)           (1.93)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year              $ 7.31          $ 5.93          $ 7.88         $  13.09
-------------------------------------------------------------------------------------------------------
Total Return (iv)                          23.3%          (24.8%)         (37.2%)           11.6%
-------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                        $324,292        $342,592        $572,068       $1,056,831
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                2.45%           2.28%           2.15%            2.11%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets             (1.82%)         (1.82%)         (1.20%)          (1.41%)
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  202.81%         174.83%         102.58%          132.37%
-------------------------------------------------------------------------------------------------------

(i) Prior to March 27, 1995, the Capital Appreciation Fund was the Leveraged AllCap Fund.

(ii)  Class A Shares were initially offered January 1, 1997.

(iii) Amount was computed based on average shares outstanding during the period.


(iv)  Does not reflect the effect of any sales charges.

For a share outstanding throughout the period

                                                                        Ten Months Ended
                                Year Ended October 31,                     October 31,
-----------------------------------------------------------------------------------------
                   2000                  1999                 1998               1997(v)
                   ----                  ----                 ----               -------
                 $  13.57             $   9.03              $   8.72            $   7.20
-----------------------------------------------------------------------------------------
                     (.11)(iii)           (.12)(iii)            (.05)(iii)          (.03)

                     2.01                 5.50                   .90                1.55
-----------------------------------------------------------------------------------------
                     1.90                 5.38                   .85                1.52
                    (1.93)                (.84)                 (.54)                 --
-----------------------------------------------------------------------------------------
                 $  13.54             $  13.57              $   9.03            $   8.72
-----------------------------------------------------------------------------------------
                    12.6%                63.9%                 10.7%               21.2%
-----------------------------------------------------------------------------------------


                 $366,296             $147,929              $ 54,415            $ 15,572
-----------------------------------------------------------------------------------------

                    1.36%                1.44%                 1.49%               1.53%
-----------------------------------------------------------------------------------------

                    (.66%)               (.98%)                (.67%)              (.85%)
-----------------------------------------------------------------------------------------
                  132.37%              186.93%               184.07%             157.63%
-----------------------------------------------------------------------------------------

                                       Year Ended October 31,
--------------------------------------------------------------------------------------------
             1999          1998          1997         1996           1995          1994
             ----          ----          ----         ----           ----          ----
           $ 8.90         $ 8.67        $ 7.21       $ 6.21         $ 3.70        $ 3.33
--------------------------------------------------------------------------------------------
             (.21)(iii)     (.13)(iii)    (.11)        (.11)(iii)     (.16)(iii)    (.16)

             5.43            .90          1.62         1.29           2.67           .53
--------------------------------------------------------------------------------------------
             5.22            .77          1.51         1.18           2.51           .37
             (.84)          (.54)         (.05)        (.18)            --            --
--------------------------------------------------------------------------------------------
          $ 13.28         $ 8.90        $ 8.67       $ 7.21         $ 6.21        $ 3.70
--------------------------------------------------------------------------------------------
            63.0%           9.9%         21.0%        19.5%          67.6%         11.1%
--------------------------------------------------------------------------------------------


         $594,971       $242,941      $212,895     $150,258       $ 33,640       $ 2,369
--------------------------------------------------------------------------------------------

            2.21%          2.26%         2.38%        2.46%          3.54%         5.53%(vi)
--------------------------------------------------------------------------------------------

           (1.77%)        (1.48%)       (1.72%)      (1.61%)        (3.02%)       (5.12%)
--------------------------------------------------------------------------------------------
          186.93%        184.07%       157.63%      162.37%        197.65%       231.99%
--------------------------------------------------------------------------------------------

(v)   Ratios have been annualized; total return has not been annualized.

(vi) Amount has been reduced by .85% due to expense reimbursements made pursuant to applicable state expense limits.

(vii) Per share data has been adjusted to reflect the effect of a 3-for-1 stock split which occurred on January 8, 1999.

ALGER CAPITAL APPRECIATION FUND (FORMERLY ALGER CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

CLASS C(i)(v)
                                                          Year Ended October 31,
--------------------------------------------------------------------------------------------------
                                                2003                2002                2001
                                                ----                ----                ----
Net asset value, beginning of period          $   5.93            $  7.87            $  13.09
--------------------------------------------------------------------------------------------------
Net investment income (loss)                      (.11)(ii)           (.14)(ii)          (.12)(ii)
Net realized and unrealized gain
 (loss) on investments                            1.49               (1.80)             (4.62)
--------------------------------------------------------------------------------------------------
Total from investment operations                  1.38               (1.94)             (4.74)
Distributions from net realized gains               --                  --               (.48)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                $   7.31            $   5.93           $   7.87
--------------------------------------------------------------------------------------------------
Total Return (iii)                               23.3%              (24.7%)            (37.2%)
--------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $ 54,273            $ 53,936           $ 96,451
--------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      2.45%               2.28%              2.15%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                   (1.81%)             (1.82%)            (1.20%)
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        202.81%             174.83%            102.58%
--------------------------------------------------------------------------------------------------

(i)   Class C Shares were initially offered August 1, 1997.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of any sales charges.

For a share outstanding throughout the period


                                                                     Three Months Ended
                               Year Ended October 31,                    October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(iv)
                   ----                 ----                  ----              --------
                 $  13.27             $   8.90              $   8.67            $   9.22
-----------------------------------------------------------------------------------------
                     (.22)(ii)            (.22)(ii)             (.12)(ii)           (.02)

                     1.97                 5.43                   .89                (.53)
-----------------------------------------------------------------------------------------
                     1.75                 5.21                   .77                (.55)
                    (1.93)                (.84)                 (.54)                 --
-----------------------------------------------------------------------------------------
                 $  13.09             $  13.27              $   8.90            $   8.67
-----------------------------------------------------------------------------------------
                    11.7%                62.9%                  9.9%               (6.0%)
-----------------------------------------------------------------------------------------


                 $180,663             $ 43,789              $  2,967            $    631
-----------------------------------------------------------------------------------------

                    2.12%                2.21%                 2.25%               2.25%
-----------------------------------------------------------------------------------------

                   (1.42%)              (1.80%)               (1.46%)             (1.80%)
-----------------------------------------------------------------------------------------
                  132.37%              186.93%               184.07%             157.63%
-----------------------------------------------------------------------------------------

(iv)  Ratios have been annualized; total return has not been annualized.

(v) Per share data has been adjusted to reflect the effect of a 3-for-1 stock split which occurred on January 8, 1999.

ALGER BALANCED FUND (FORMERLY ALGER BALANCED PORTFOLIO)

CLASS A(i)
                                                    Year Ended October 31,
-------------------------------------------------------------------------------------------------
                                                2003                2002                2001
                                                ----                ----                ----
Net asset value, beginning of period          $  16.02             $ 18.67           $  21.29
-------------------------------------------------------------------------------------------------
Net investment income (loss)                       .13(iv)             .27(iv)            .43(iv)
Net realized and unrealized gain
 (loss) on investments                            2.43               (2.48)             (2.83)
-------------------------------------------------------------------------------------------------
Total from investment operations                  2.56               (2.21)             (2.40)
-------------------------------------------------------------------------------------------------
Dividends from net investment income              (.29)               (.44)              (.22)
Distributions from net realized gains               --                 --                  --
-------------------------------------------------------------------------------------------------
Total Distributions                               (.29)               (.44)              (.22)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $  18.29            $  16.02           $  18.67
-------------------------------------------------------------------------------------------------
Total Return (iii)                               16.3%              (12.2%)            (11.3%)
-------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $ 79,387            $ 78,167           $101,440
-------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      1.31%               1.28%              1.20%
-------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                     .80%               1.53%              2.15%
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        174.97%             203.96%             74.15%
-------------------------------------------------------------------------------------------------

CLASS B
                                                       Year Ended October 31,
------------------------------------------------------------------------------------------------
                                            2003          2002          2001           2000
Net asset value, beginning of year        $ 15.62      $  18.17       $ 20.83        $ 20.59
------------------------------------------------------------------------------------------------
Net investment income (loss)                  .01(iv)       .14(iv)       .27(iv)        .17(iv)
Net realized and unrealized gain
 (loss) on investments                       2.39         (2.44)        (2.75)          1.71
------------------------------------------------------------------------------------------------
Total from investment operations             2.40         (2.30)        (2.48)          1.88
------------------------------------------------------------------------------------------------
Dividends from net investment income         (.16)         (.25)         (.18)          (.04)
Distributions from net realized gains          --            --            --          (1.60)
------------------------------------------------------------------------------------------------
Total Distributions                          (.16)         (.25)         (.18)         (1.64)
------------------------------------------------------------------------------------------------
Net asset value, end of year              $ 17.86      $  15.62       $ 18.17        $ 20.83
------------------------------------------------------------------------------------------------
Total Return (iii)                          15.5%        (12.9%)       (12.0%)          9.4%
------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                         $143,765      $137,070      $158,766       $132,123
------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                 2.06%         2.03%         1.95%          2.04%
------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                .05%          .78%         1.40%           .98%
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   174.97%       203.96%        74.15%         63.50%
------------------------------------------------------------------------------------------------

(i)   Class A Shares were initially offered January 1, 1997.


(ii)  Ratios have been annualized; total return has not been annualized.

(iii) Does not reflect the effect of any sales charges.

For a share outstanding throughout the period


                                                                       Ten Months Ended
                               Year Ended October 31,                     October 31,
----------------------------------------------------------------------------------------
                   2000                 1999                   1998             1997(ii)
                   ----                 ----                   ----             --------
                 $  20.95             $  16.83               $ 16.58            $  13.99
----------------------------------------------------------------------------------------
                      .39(iv)              .25(iv)               .16(iv)             .05

                     1.68                 4.97                  2.35                2.54
----------------------------------------------------------------------------------------
                     2.07                 5.22                  2.51                2.59
                     (.13)                (.08)                 (.06)                 --
----------------------------------------------------------------------------------------
                    (1.60)               (1.02)                (2.20)                 --
----------------------------------------------------------------------------------------
                    (1.73)               (1.10)                (2.26)                 --
----------------------------------------------------------------------------------------
                  $ 21.29              $ 20.95               $ 16.83             $ 16.58
----------------------------------------------------------------------------------------
                    10.2%                32.5%                 17.7%               18.5%
----------------------------------------------------------------------------------------


                 $ 93,671             $ 12,488               $ 1,354               $ 459
----------------------------------------------------------------------------------------

                    1.29%                1.40%                 1.79%               2.10%
----------------------------------------------------------------------------------------

                    1.80%                1.15%                  .98%                .72%
----------------------------------------------------------------------------------------
                   63.50%              126.01%                93.23%             109.26%
----------------------------------------------------------------------------------------

                                       Year Ended October 31,
-----------------------------------------------------------------------------------------
            1999          1998          1997           1996           1995        1994
            ----          ----          ----           ----           ----        ----
         $  16.64        $ 16.48      $  14.21        $ 13.59        $ 10.65     $ 11.18
-----------------------------------------------------------------------------------------
              .07(iv)        .03(iv)        --            .12           (.02)(iv)   (.05)

             4.93           2.34          2.67            .72           2.96        (.39)
-----------------------------------------------------------------------------------------
             5.00           2.37          2.67            .84           2.94        (.44)
-----------------------------------------------------------------------------------------
             (.03)          (.01)         (.06)          (.01)            --          --
            (1.02)         (2.20)         (.34)          (.21)            --        (.09)
-----------------------------------------------------------------------------------------
            (1.05)         (2.21)         (.40)          (.22)            --        (.09)
-----------------------------------------------------------------------------------------
         $  20.59        $ 16.64      $  16.48        $ 14.21        $ 13.59     $ 10.65
-----------------------------------------------------------------------------------------
            31.5%          16.9%         19.3%           6.3%          27.6%       (4.0%)
-----------------------------------------------------------------------------------------


          $52,607       $ 19,282      $ 12,653       $ 13,492        $ 6,214     $ 3,073
-----------------------------------------------------------------------------------------

            2.18%          2.58%         2.89%          2.70%          3.34%(v)    3.18%
-----------------------------------------------------------------------------------------

             .36%           .19%          .04%           .47%          (.13%)      (.41%)
-----------------------------------------------------------------------------------------
          126.01%         93.23%       109.26%         85.51%         84.06%      84.88%
-----------------------------------------------------------------------------------------


(iv) Amount was computed based on averages shares outstanding during the period.


(v) Amount has been reduced by .24% for the period ended October 31, 1995 due to expense reimbursements made pursuant to applicable state expense limits.

CLASS C(i)
                                                            Year Ended October 31,
-------------------------------------------------------------------------------------------------
                                                2003                2002               2001
                                                ----                ----               ----
Net asset value, beginning of period          $  15.68            $  18.24           $  20.90
-------------------------------------------------------------------------------------------------
Net investment income (loss)                       .01(iv)             .14(iv)            .27(iv)
Net realized and unrealized gain
 (loss) on investments                            2.39               (2.45)             (2.75)
-------------------------------------------------------------------------------------------------
Total from investment operations                  2.40               (2.31)             (2.48)
-------------------------------------------------------------------------------------------------
Dividends from net investment income              (.15)               (.25)              (.18)
Distributions from net realized gains               --                 --                  --
-------------------------------------------------------------------------------------------------
Total Distributions                               (.15)               (.25)              (.18)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $  17.93            $  15.68           $  18.24
-------------------------------------------------------------------------------------------------
Total Return (iii)                               15.4%              (12.9%)            (12.0%)
-------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $ 44,801            $ 45,516           $ 57,193
-------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      2.06%               2.03%              1.95%
-------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                     .05%                .78%              1.40%
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        174.97%             203.96%             74.15%
-------------------------------------------------------------------------------------------------

(i)   Class C Shares were initially offered August 1, 1997.

(ii)  Ratios have been annualized; total return has not been annualized.

For a share outstanding throughout the period

                                                                      Three Months Ended
                              Year Ended October 31,                      October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(ii)
                   ----                 ----                  ----              --------
                  $ 20.65              $ 16.66               $ 16.49            $  16.88
-----------------------------------------------------------------------------------------
                      .21(iv)              .07(iv)               .04(iv)            (.01)

                     1.67                 4.95                  2.33                (.38)
-----------------------------------------------------------------------------------------
                     1.88                 5.02                  2.37                (.39)
-----------------------------------------------------------------------------------------
                     (.03)                (.01)                   --                  --
                    (1.60)               (1.02)                (2.20)                 --
-----------------------------------------------------------------------------------------
                    (1.63)               (1.03)                (2.20)                 --
-----------------------------------------------------------------------------------------
                  $ 20.90              $ 20.65               $ 16.66             $ 16.49
-----------------------------------------------------------------------------------------
                     9.3%                31.6%                 16.8%               (2.3%)
-----------------------------------------------------------------------------------------


                 $ 49,592             $ 14,626                 $ 334                $ 48
-----------------------------------------------------------------------------------------

                    2.04%                2.16%                 2.53%               2.77%
-----------------------------------------------------------------------------------------

                     .99%                 .38%                  .23%               (.84%)
-----------------------------------------------------------------------------------------
                   63.50%              126.01%                93.23%             109.26%
-----------------------------------------------------------------------------------------


(iii) Does not reflect the effect of any sales charges.

(iv) Amount was computed based on averages shares outstanding during the period.

ALGER MONEY MARKET FUND (FORMERLY ALGER MONEY MARKET PORTFOLIO)

                                                         Year Ended October 31,
-----------------------------------------------------------------------------------------------
                                             2003          2002          2001            2000
                                             ----          ----          ----            ----
Net asset value, beginning of year         $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000
-----------------------------------------------------------------------------------------------
Net investment income                         .0033         .0097         .0387          .0527
Dividends from net investment income         (.0033)       (.0097)        (.0387)       (.0527)
-----------------------------------------------------------------------------------------------
Net asset value, end of year               $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000
------------------------------------------------------------------------------------------------
Total Return                                    .3%          1.0%          3.9%           5.4%
------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                           $115,935      $330,213      $402,515       $233,526
------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                    .82%          .79%          .71%           .78%
------------------------------------------------------------------------------------------------
Decrease reflected in above expense
 ratios due to expense reimbursements
 and management fee waivers                      --            --            --             --
------------------------------------------------------------------------------------------------
Ratio of net investment income
 to average net assets                         .34%          .99%         3.88%          5.14%
------------------------------------------------------------------------------------------------

ALGER HEALTH SCIENCES FUND (FORMERLY ALGER HEALTH SCIENCES PORTFOLIO)

                                                             Class A
                                                 ---------------------------------
                                                                From May 1, 2002
                                                                  (commencement
                                                Year Ended      of operations) to
                                                October 31,        October 31,
                                                   2003             2002(iii)
                                                 ----------     -----------------
Net asset value, beginning of period                 $ 9.29            $ 10.00
----------------------------------------------------------------------------------
Net investment income (loss) (i)                       (.20)              (.06)
Net realized and unrealized gain (loss)
 on investments                                        2.82               (.65)
----------------------------------------------------------------------------------
Total from investment operations                       2.62               (.71)
----------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.91             $ 9.29
----------------------------------------------------------------------------------
Total Return (ii)                                     28.2%              (7.1%)
----------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                                    $ 8,594              $ 712
----------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                           2.36%              2.15%
----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                               (1.80%)            (1.43%)
----------------------------------------------------------------------------------
Portfolio Turnover Rate                             246.96%            135.82%
----------------------------------------------------------------------------------


(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Ratios have been annualized, total return has not been annualized.

For a share outstanding throughout the period

                                    Year Ended October 31,
-----------------------------------------------------------------------------------------
            1999          1998          1997           1996           1995        1994
            ----          ----          ----           ----           ----        ----
         $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000
-----------------------------------------------------------------------------------------
            .0423          .0476         .0479          .0521          .0573       .0374
           (.0423)        (.0476)       (.0479)        (.0521)        (.0573)     (.0374)
-----------------------------------------------------------------------------------------
         $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000
-----------------------------------------------------------------------------------------
             4.3%           4.9%          4.9%           5.3%           5.9%        3.8%
-----------------------------------------------------------------------------------------


         $241,310       $172,862      $179,407       $285,702       $185,822    $163,170
-----------------------------------------------------------------------------------------

             .72%           .76%          .81%           .41%           .29%        .27%
-----------------------------------------------------------------------------------------


               --             --            --           .38%           .50%        .50%
-----------------------------------------------------------------------------------------

            4.37%          4.84%         4.76%          5.18%          5.73%       3.78%
-----------------------------------------------------------------------------------------

For a share outstanding throughout the period

                         Class B                                   Class C
            ---------------------------------         ---------------------------------
                             From May 1, 2002                          From May 1, 2002
                              (commencement                             (commencement
           Year Ended       of operations) to         Year Ended      of operations) to
           October 31,          October 31,           October 31,         October 31,
              2003               2002(iii)               2003              2002(iii)
           -----------      -----------------         -----------     -----------------
                $ 9.26              $ 10.00                $ 9.26            $  10.00
----------------------------------------------------------------------------------------
                  (.28)                (.10)                 (.29)               (.10)

                  2.80                 (.64)                 2.81                (.64)
----------------------------------------------------------------------------------------
                  2.52                 (.74)                 2.52                (.74)
----------------------------------------------------------------------------------------
               $ 11.78               $ 9.26               $ 11.78              $ 9.26
----------------------------------------------------------------------------------------
                 27.2%                (7.4%)                27.2%               (7.4%)
----------------------------------------------------------------------------------------


               $ 3,620                $ 325               $ 1,357               $ 309
----------------------------------------------------------------------------------------

                 3.22%                2.91%                 3.30%               2.90%
----------------------------------------------------------------------------------------

                (2.63%)              (2.18%)               (2.69%)             (2.17%)
----------------------------------------------------------------------------------------
               246.96%              135.82%               246.96%             135.82%
----------------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP GROWTH FUND (FORMERLY ALGER SMALLCAP AND MIDCAP PORTFOLIO)

                                                             CLASS A
                                                ---------------------------------
                                                                From May 8, 2002
                                                                  (commencement
                                                Year Ended      of operations) to
                                                October 31,        October 31,
                                                   2003             2002(iii)
                                                -----------     -----------------
Net asset value, beginning of period                 $ 7.65            $ 10.00
---------------------------------------------------------------------------------
Net investment income (loss) (i)                       (.09)              (.01)
Net realized and unrealized gain (loss)
 on investments                                        2.41              (2.34)
---------------------------------------------------------------------------------
Total from investment operations                       2.32              (2,35)
---------------------------------------------------------------------------------
Net asset value, end of period                       $ 9.97             $ 7.65
---------------------------------------------------------------------------------
Total Return (ii)                                     30.3%             (23.5%)
---------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                                    $ 9,932            $ 7,775
---------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                           1.58%              1.89%
---------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                               (1.06%)            (1.57%)
---------------------------------------------------------------------------------
Portfolio Turnover Rate                              83.67%             34.09%
---------------------------------------------------------------------------------


(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.


(iii) Ratios have been annualized, total return has not been annualized.

For a share outstanding throughout the period

                             CLASS B                                   CLASS C
                ---------------------------------         ---------------------------------
                                 From May 8, 2002                          From May 8, 2002
                                  (commencement                             (commencement
               Year Ended       of operations) to         Year Ended      of operations) to
               October 31,          October 31,           October 31,         October 31,
                  2003               2002(iii)               2003              2002(iii)
               -----------      -----------------         -----------     -----------------
                    $ 7.63              $ 10.00                $ 7.63            $  10.00
-------------------------------------------------------------------------------------------
                      (.16)                (.09)                 (.16)               (.09)

                      2.40                (2.28)                 2.39               (2.28)
-------------------------------------------------------------------------------------------
                      2.24                (2.37)                 2.23               (2.37)
-------------------------------------------------------------------------------------------
                    $ 9.87               $ 7.63                $ 9.86              $ 7.63
-------------------------------------------------------------------------------------------
                     29.4%               (23.7%)                29.2%              (23.7%)
-------------------------------------------------------------------------------------------


                   $ 1,205                $ 269                 $ 969               $ 254
-------------------------------------------------------------------------------------------

                     2.37%                2.64%                 2.38%               2.64%
-------------------------------------------------------------------------------------------

                    (1.87%)              (2.32%)               (1.86%)             (2.32%)
-------------------------------------------------------------------------------------------
                    83.67%               34.09%                83.67%              34.09%
-------------------------------------------------------------------------------------------

NOTES:

NOTES:

FOR FUND INFORMATION:

BY TELEPHONE:     (800) 992-3863


BY MAIL:          The Alger Funds
                  111 Fifth Avenue
                  New York, NY 10003


BY INTERNET:      Text versions of Fund documents can be downloaded
                  from the following sources:


               o  THE FUNDS: http://www.alger.com


               o  SEC (EDGAR data base): http://www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION


For more detailed information about the Funds and their policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.

DISTRIBUTOR: FRED ALGER & Company, Incorporated


The Alger Funds

SEC File #811-1355
PA

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.


We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and the following Alger affiliates: Fred Alger Management, Inc., Alger National Trust Company, Alger Shareholder Services, Inc., The Alger Funds, Spectra Fund, The Alger American Fund, The Alger Institutional Funds, The China-U.S. Growth Fund and Castle Convertible Fund, Inc. We are proud of our Policy and hope you will take a moment to read about it.


The type of personal information we collect and use varies depending on the Alger products or services you select. We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

o Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

o Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

o Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.

We may share your personal information with our affiliates so that they may process and service your transactions. However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

o To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

o To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

o To financial institutions that perform marketing services on our behalf or with whom we have joint marketing agreements that provide for the confidentiality of personal information.

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

              THIS POLICY STATEMENT IS NOT PART OF THE PROSPECTUS.

                                             THIS IS NOT PART OF THE PROSPECTUS.
                                                                            AS23
[LOGO]

                [LOGO]


                THE ALGER FUNDS



                ALGER MONEY MARKET FUND




                PROSPECTUS ENCLOSED
                FEBRUARY 28, 2004








                THIS IS NOT PART OF THE PROSPECTUS.

                       ENCLOSED IS THE CURRENT PROSPECTUS.
           PLEASE KEEP IT WITH OTHER INVESTMENT RECORDS FOR REFERENCE.



                       THIS IS NOT PART OF THE PROSPECTUS.

                [LOGO]


                THE ALGER FUNDS



                ALGER MONEY MARKET FUND




                PROSPECTUS
                FEBRUARY 28, 2004








                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

                An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


 1 .............. RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
      1 ......... INVESTMENTS
      1 ......... RISKS
      2 ......... PERFORMANCE
 3 .............. FEES AND EXPENSES
 3 .............. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
 4 .............. MANAGEMENT AND ORGANIZATION
 6 .............. SHAREHOLDER INFORMATION
                  Purchasing and Redeeming Shares ............................ 7
                  Investment Instructions .................................... 8
                  Redemption Instructions ................................... 10
 12 ............. FINANCIAL HIGHLIGHTS
 BACK COVER:      How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE


INVESTMENTS: THE ALGER FUNDS -- ALGER MONEY MARKET FUND

GOAL: THE ALGER MONEY MARKET FUND SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.

PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers acceptances and corporate bonds having less than 397 days remaining until maturity.



[GRAPHIC OMITTED]

RISKS


The main risks of investing in the Fund are:
o while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund
o  an investment in the Fund may not keep pace with inflation
o normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

The Fund may appeal to investors who seek maximum liquidity and capital preservation together with current income.

PERFORMANCE


The following bar chart and the table beneath it give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the indicated periods. Remember that how the Fund has performed in the past is not necessarily an indication of how it will perform in the future.


ALGER MONEY MARKET FUND
Annual Total Return as of December 31 (%)


(THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE)

94  4.20
95  5.94
96  5.16
97  4.92
98  4.78
99  4.42
00  5.57
01  3.13
02  0.85
03  0.26

BEST QUARTER:
Q2 1995   1.49%


WORST QUARTER:
Q4 2003   0.04%

Average Annual Total Return as of December 31, 2003
                                                                       Since
                                1 Year      5 Years     10 Years     Inception
--------------------------------------------------------------------------------
Money Market                     0.26%       2.83%        3.91%        5.15%
(Inception 11/11/86)

Seven-day yield ended December 31, 2003: 0.09%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

[GRAPHIC OMITTED]

FEES AND EXPENSES


Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Fund.




                SHAREHOLDER FEES                                       ANNUAL FUND OPERATING EXPENSES
                (fees paid directly from your investment)              (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------------------------------------------------------


                                          Maximum deferred sales
                                          charge (load) as a % of
                Maximum sales charge      purchase price or
                (load) on purchases as    redemption proceeds,         Management    Distribution    Other       Total Annual Fund
                a % of offering price     whichever is lower           Fees          (12b-1) Fees    Expenses    Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
ALGER MONEY     None                      None                         .50%          None            .32%        .82%
MARKET FUND



EXAMPLES


The following example, which reflects the shareholder fees and operating expenses listed previously, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YOU WOULD PAY THE FOLLOWING EXPENSES REGARDLESS OF WHETHER
YOU REDEEMED YOUR SHARES AT THE END OF THE PERIOD:



                                1 Year     3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
ALGER MONEY                      $84         $262        $455         $1,014
MARKET FUND



ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS


The securities that the Fund may invest in are discussed in the Statement of Additional Information (see back cover of this prospectus).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) approximately $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager makes investment decisions for the Fund and continuously reviews and administers its investment program. These management responsibilities are subject to the supervision of The Alger Funds' Board of Trustees. The Fund has had the same Manager since inception, and the Fund pays the Manager fees at an annual rate based on a percentage of average daily net assets of .50%.


PORTFOLIO  MANAGERS


Fred M. Alger III is the chief market strategist for all of The Alger Funds, overseeing the investments of each of them since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed The Alger Funds prior to 1995. Alison Barbi, CFA, is the individual responsible for the day-to-day management of the Fund's investments. Ms. Barbi has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at Nationsbank Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998.

LEGAL  PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the for-mer vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DeMayo lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

On or about January 27, 2004, two other derivative actions on behalf of certain portfolios of The Alger Funds were filed in The Superior Court of the Commonwealth of Massachusetts, County of Suffolk, against certain officers and trustees of The Alger Funds. These matters include, JOHNATHAN CLAIN V. FRED M. ALGER, III., ET AL. and JAMES LAUFER V. FRED M. ALGER, III, ET AL.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.


[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE


The price of one share of the Fund is its "net asset value," or NAV, next determined after a purchase request is received in good order. The NAV for the Fund is calculated as of 12:00 noon on each day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The assets of the Fund are valued on the basis of amortized cost.


DIVIDENDS AND DISTRIBUTIONS


Dividends and distributions by the Fund, which normally consist solely of net investment income, are declared daily and paid monthly.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in the Fund's shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.


PURCHASING AND REDEEMING FUND SHARES

You can purchase or redeem some or all of your shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase or Automatic Investment Plan, we will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. The Transfer Agent or Fund may reject any purchase order.


Unless your Fund account is a Fund-sponsored, tax-deferred retirement plan, if it falls below $100 because of redemptions, the Fund may send you written notice providing 60 days to restore it to the minimum balance. After 60 days, the Fund may close your account and redeem all of your shares if your account remains below the minimum. Effective June 1, 2004, if the value of your account has fallen below the then-current minimum initial investment amount as a result of redemptions, the Fund may close your account and redeem all of your shares.


Different ways to purchase and redeem are listed below and on the next pages. For telephone transactions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.


For purposes of redemption of shares of the Alger Money Market Fund, please note that the period of time during which an investor holds shares of the Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC if applicable.

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                     Initial                   Subsequent
                                    Investment                 Investment
--------------------------------------------------------------------------------
Regular account                        $500                        $25
Traditional IRA                     No Minimum                     $25
Roth IRA                            No Minimum                     $25
Coverdell ESA                       No Minimum                     $25
SIMPLE IRA                          No Minimum                     $25
Keogh                               No Minimum                     $25
401(k)                              No Minimum                     $25
403(b)                              No Minimum                     $25
Automatic Investment                    $25                        $25

Effective June 1, 2004, the minimum initial investment for a regular account will be $1000, and, for all other accounts, $500; the minimum subsequent investment for all accounts will be $50.



INVESTMENT INSTRUCTIONS

TO OPEN AN ACCOUNT:


BY MAIL: The Alger Funds do not accept cash or cash alternatives for fund purchases. (Make checks payable to "The Alger Funds.") Mail your completed application and check to:


         Alger Shareholder Services, Inc.
         30 Montgomery Street
         Jersey City, NJ 07302

BY FED WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services at (800) 992-3863 for details.

Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.


AUTOMATICALLY:   Complete  the  Automatic  Investment  option  on  your  account application. Minimum automatic investment is $25 ($50 effective June 1, 2004 with a minimum initial investment of $500).

VIA OUR WEBSITE: Visit The Alger Funds' website to download a New Account Application - www.alger.com


Mail the completed application with your investment to Alger Shareholder Services, Inc.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:


BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return slip with your investment to:


         Alger Shareholder Services, Inc.
         30 Montgomery Street
         Jersey City, NJ 07302

BY TELEPHONE OR FED WIRE: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred from your designated bank account to your Fund account normally within one business day.

WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services for details.

*Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.


AUTOMATICALLY: The Alger Funds' Automatic Investment Plan allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact The Alger Funds to receive an Additional Services Form. Minimum automatic investment is $25 ($50 effective June 1, 2004) per fund.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Alger Funds Account. Call for a Payroll Savings Plan Form.


*Not available for Retirement Plans


VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add services to your account - www.alger.com


Mail your completed forms to Alger Shareholder Services, Inc.

EXCHANGES


You can exchange shares of the Fund for shares of any of the other Alger Funds or for shares of Spectra Fund, another fund advised by the Manager, subject to certain restrictions.Sales charges will apply in certain exchanges from the Fund. The period of time during which an investor holds shares of the Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus). Call for a prospectus and read it before you exchange your shares. Effective June 1, 2004, a 2% redemption fee will apply to certain redemptions from the other funds.

Although the Fund seeks to maintain a price of $1.00 per share, shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.


TO REDEEM SHARES OF THE FUND:

BY MAIL: Send a letter of instruction to Alger Shareholder Services, Inc. which includes
o account  number
o portfolio  name
o number of shares or dollar amount of redemption
o where to send the proceeds
o signature(s) of registered owner(s)
o a signature guarantee is required if
   o  your redemption is for more than $25,000; or
   o you want the check sent to a different address than the one we have on file; or
   o you want the check to be made payable to someone other than the registered owners we have on file; or
   o  you have changed your address on file within the past 60 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire for amounts over $5,000. Note, you cannot request a check if you have changed your address on file within the past 60 days.

A special telephone redemption service, TeleRedemption, is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within 2 business days. Shares issued in certificate form are not eligible for this service.

*Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.


VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add redemption privileges to your existing account - www.alger.com


Mail your completed forms to Alger Shareholder Services, Inc. In addition, you can perform certain transactions electronically, via our website.

The Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the portfolio's financial performance for the periods shown. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the portfolio (assuming reinvestment of all dividends and distributions). Information shown through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

ALGER MONEY MARKET FUND (FORMERLY THE ALGER MONEY MARKET PORTFOLIO) For a share outstanding throughout the year



                                                                        Year Ended October 31,
------------------------------------------------------------------------------------------------------------------------------------


                                     2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
                                  -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net asset value,
  beginning of year              $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income             0.0033     .0097     .0387     .0527     .0423     .0476     .0479     .0521     .0573     .0374
 Dividends from net
  investment income               (0.0033)   (.0097)   (.0387)   (.0527)   (.0423)   (.0476)   (.0479)   (.0521)   (.0573)   (.0374)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
  end of year                    $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000 $ 1.0000  $ 1.0000
====================================================================================================================================
 Total Return                         0.3%      1.0%      3.9%      5.4%      4.3%      4.9%      4.9%      5.3%      5.9%      3.8%
====================================================================================================================================
 Ratios and Supplemental
  Data:
 Net assets, end of year
  (000's omitted)                $115,935  $330,213  $402,515  $233,526  $241,310  $172,862  $179,407  $285,702  $185,822  $163,170
====================================================================================================================================
 Ratio of expenses to
  average net assets                  .82%      .79%      .71%      .78%      .72%      .76%      .81%      .41%      .29%      .27%
====================================================================================================================================
 Decrease reflected in
  above expense ratios,
  due to expense
  reimbursement and
  management fee waivers               --        --        --        --        --        --        --       .38%      .50%      .50%
====================================================================================================================================
 Ratio of net investment
  income to average net
  assets                               .34%      .99%     3.88%     5.14%     4.37%     4.84%     4.76%     5.18%     5.73%    3.78%
====================================================================================================================================



12                                                                            13

FOR FUND INFORMATION:
BY TELEPHONE:   (800) 992-3863


BY MAIL:        The Alger Funds
                111 Fifth Avenue
                New York, NY 10003


BY INTERNET:    Text versions of Fund documents can be downloaded
                from the following sources:

             o  THE FUND: http://www.alger.com
             o  SEC (EDGAR data base): http://www.sec.gov


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS


Additional information about the Fund's investments is available in The Alger Funds' annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.


Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.





DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
The Alger Funds

SEC File #811-1355
PMM

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.


We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and the following Alger affiliates: Fred Alger Management, Inc., Alger National Trust Company, Alger Shareholder Services, Inc., The Alger Funds, Spectra Fund, The China-U.S. Growth Fund, The Alger Institutional Funds, The Alger American Fund and Castle Convertible Fund, Inc. We are proud of our Policy and hope you will take a moment to read about it.


The type of personal information we collect and use varies depending on the Alger products or services you select. We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

o Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

o Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

o Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.

We may share your personal information with our affiliates so that they may process and service your transactions. However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

o To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

o To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

o  To financial  institutions that perform  marketing  services on our behalf or
   with  whom  we  have  joint   marketing   agreements  that  provide  for  the
   confidentiality of personal information.

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

              THIS POLICY STATEMENT IS NOT PART OF THE PROSPECTUS.

                                                                              15
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THIS IS NOT PART OF THE PROSPECTUS.
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Alger Shareholder Services, Inc.                                   PRESORTED
30 Montgomery Street                                               STANDARD
Jersey City, NJ 07302                                          U.S. POSTAGE PAID
                                                                 SMITHTOWN, NY
                                                                PERMIT NO. 700



THIS IS NOT PART OF THE PROSPECTUS.
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

[LOGO]

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302





THIS IS NOT PART OF THE PROSPECTUS.
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

STATEMENT OF                                                   February 28, 2004
ADDITIONAL INFORMATION


                                 THE ALGER FUNDS


================================================================================
     The Alger Funds (the "Trust") is a Massachusetts business trust, registered with the Securities and Exchange Commission (the "SEC") as an investment company, that offers interests in the following eight Funds:

                    * Alger LargeCap Growth Fund
                    * Alger MidCap Growth Fund
                    * Alger SmallCap Growth Fund
                    * Alger Capital Appreciation Fund
                    * Alger SmallCap and MidCap Growth Fund
                    * Alger Health Sciences Fund
                    * Alger Balanced Fund
                    * Alger Money Market Fund

     With the exception of the Alger Money Market Fund, each Fund offers three classes of shares, each with a different combination of sales charges, ongoing fees and other features.

     The Trust's financial statements for the year ended October 31, 2003 are contained in its annual report to shareholders and are incorporated by reference into this Statement of Additional Information.

     This Statement of Additional Information is not a Prospectus. This document contains additional information about Funds and supplements information in the Funds' Prospectus dated February 28, 2004. It should be read together with a Prospectus which may be obtained free of charge by writing the Fund at 111 Fifth Avenue, New York, NY 10003 or calling (800) 992-3863.


                                    CONTENTS


The  Funds                                                                     2
Investment Strategies and Policies                                             3
Net Asset Value                                                               12
Classes of Shares                                                             14
Purchases                                                                     14
Redemptions                                                                   17
Exchanges and Conversions                                                     21
Management                                                                    24
Code of Ethics                                                                28
Taxes                                                                         28
Dividends                                                                     29
Custodian and Transfer Agent                                                  29
Certain Shareholders                                                          29
Organization                                                                  31
Appendix                                                                     A-1


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


THE FUNDS
ALGER LARGECAP GROWTH FUND (FORMERLY ALGER LARGECAP GROWTH PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $10 billion or greater. The Fund will not change this policy without 60 days notice to shareholders. The Fund may invest up to 20% of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $10 billion and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER MIDCAP GROWTH FUND (FORMERLY ALGER MIDCAP GROWTH PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. The Fund will not change this policy without 60 days notice to shareholders. Both indexes are designed to track the performance of medium capitalization companies. The Fund may invest up to 20% of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in these indexes and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALLCAP PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Fund will not change this policy without 60 days notice to shareholders. The Fund may invest up to 20% of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER CAPITAL APPRECIATION FUND (FORMERLY ALGER CAPITAL APPRECIATION PORTFOLIO)

Except during temporary defensive periods, the Fund invests at least 85% of its net assets in equity securities of companies of any size.

ALGER SMALLCAP AND MIDCAP GROWTH FUND (FORMERLY ALGER SMALLCAP AND MIDCAP GROWTH PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small and midsized companies. This policy will not be changed without 60 days notice to shareholders. Small and midsized companies are companies that, at the time of purchase, have a market capitalization between $500 million and $10 billion. The Fund may invest up to 20% of its net assets in equity securities of companies whose market capitalizations, at the time of purchase, fall outside of that range and in excess of that amount during temporary defensive periods.

ALGER HEALTH SCIENCES FUND (FORMERLY ALGER HEALTH SCIENCES PORTFOLIO)

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies of any size that are engaged in the health sciences sector. The Fund will not change this policy without 60 days notice to shareholders. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Under normal circumstances, the Fund may invest the balance of its assets in equity securities of companies not engaged in the health sciences sector and in excess of that amount during temporary defensive periods.

ALGER BALANCED FUND (FORMERLY ALGER BALANCED PORTFOLIO)

The fund intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed-income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the fund will maintain at least 25% of its net assets in fixed-income securities. With respect to debt securities, the fund will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by fred alger management, inc. ("Alger management"), the funds' investment manager, to be of comparable quality to instruments so rated.

The Fund may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER MONEY MARKET FUND (FORMERLY ALGER MONEY MARKET PORTFOLIO)

The Fund may invest in "money market" instruments, including certificates of deposit, time deposits and bankers' acceptances; U.S. Government securities; corporate bonds having less than 397 days remaining to maturity; and commercial paper, including variable rate master demand notes. The Fund may also enter into repurchase agreements, reverse repurchase agreements and firm commitment agreements.

The Fund will invest at least 95% of its total assets in money market securities which are rated within the highest credit category assigned by at least two established rating agencies (or one rating agency if the security is rated by only one) and will only invest in money market securities rated at the time of purchase within the two highest credit categories or, if not rated, of equivalent investment quality as determined by Alger Management. Alger Management subjects all securities eligible for investment to its own credit analysis and considers all securities purchased by the Fund to present minimal credit risks. Normally, the Fund will invest a substantial portion of its assets in U.S. Government securities.

The Fund has a policy of maintaining a stable net asset value of $1.00. This policy has been maintained since its inception; however, the $1.00 price is not guaranteed or insured, nor is its yield fixed. The Fund generally purchases securities which mature in 13 months or less. The average maturity of the Fund will not be greater than 90 days.

ALGER SMALLCAP AND MIDCAP, CAPITAL APPRECIATION AND HEALTH SCIENCES FUNDS

These Funds may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. These Funds may also borrow money (leverage) for the purchase of additional securities. A Fund may borrow only from banks and may not borrow in excess of one-third of the market value of its total assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Fund's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.


IN GENERAL


All of the Funds other than the Alger Money Market Fund and the fixed-income portion of Alger Balanced Fund seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Funds will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit-volume growth rate. In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of net assets, in the case of Alger Balanced Fund) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

There is no guarantee that any Fund's objectives will be achieved.


INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES


The Prospectus discusses the investment objectives of the Funds and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.


CONVERTIBLE SECURITIES


Each Fund (other than Alger Money Market Fund) may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers; declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.


U.S. GOVERNMENT OBLIGATIONS

Bills, notes, bonds, and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES

These securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS

These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.


The Funds will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; (ii) in the case of a U.S. bank, it is a member of the Federal Deposit Insurance Corporation; and
(iii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


FOREIGN BANK OBLIGATIONS


Investments by the Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.


SHORT-TERM CORPORATE DEBT SECURITIES

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

COMMERCIAL PAPER

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES


These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS


Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Repurchase agreements may be seen to be loans by the fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS (ALGER MONEY MARKET AND BALANCED FUNDS)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. Each Fund will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to its obligations under reverse repurchase agreements. The Funds will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets.


FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED PURCHASES


Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When the Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Fund will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.


WARRANTS AND RIGHTS


Each Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.


RESTRICTED SECURITIES


Each Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liq-
uidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.


SHORT SALES


Each Fund other than Alger Money Market Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF FUND SECURITIES

Each Fund may lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Alger Management or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.


FOREIGN SECURITIES


Each Fund other than Alger Money Market Fund may invest up to 20% of the value of its total assets in foreign securities. For the purpose of this definition, foreign securities does not include American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

OPTIONS (ALGER SMALLCAP AND MIDCAP GROWTH, CAPITAL APPRECIATION AND HEALTH SCIENCES FUNDS)

Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements, although none of the

Funds currently intends to rely on these strategies extensively, if at all.


A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.


A Fund will not sell options that are not covered. A call option written by a Fund on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is
(1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option is "covered" if the Fund maintains cash or other high-grade, short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

In addition to options on securities, the listed Funds may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.


Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in a Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate Fund securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Funds in put and call options, there can be no assurance that a Fund will succeed in any option trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES (ALGER SMALLCAP AND MIDCAP, CAPITAL APPRECIATION AND HEALTH SCIENCES FUNDS)

If a Fund utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, a Fund may use index futures as a substitute for a comparable market position in the underlying securities. No Fund has invested in index futures in the past.

If the Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund's securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

A Fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


BORROWING


All of the Funds may borrow from banks for temporary or emergency purposes. In addition, the Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. A Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

FUND DEPOSITARY RECEIPTS (ALGER SMALLCAP AND MIDCAP AND HEALTH SCIENCES FUNDS)

To the extent otherwise consistent with their investment policies and applicable law, these Funds may invest in Fund Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indexes or sectors of such indexes. For example, the Funds may invest in Standard &Poor's Depositary Receipts (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard &Poor's MidCap 400 Depositary Receipts (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.


INVESTMENT RESTRICTIONS


The investment restrictions numbered 1 through 13 below have been adopted by the Trust with respect to each of the Funds as fundamental policies, except as otherwise noted in this summary. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. The Funds' investment objectives are fundamental policies. A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding voting securities of the affected Fund. Investment restrictions 14 through 18 may be changed by vote of a majority of the Board of Trustees at any time.

The investment policies adopted by the Trust prohibit each Fund, except as otherwise noted, from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Fund's (other than Alger Money Market Fund's) total assets may be invested without regard to this limitation.


2. Purchasing more than 10 percent of the outstanding voting securities of any one issuer or more than 10 percent of the outstanding voting securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.


3. Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."


4. Borrowing money, except that (a) all Funds may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) Alger Money Market Fund and Alger Balanced Fund may engage in transactions in reverse repurchase agreements; and (c) Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may borrow from banks for investment purposes in order to leverage (see "Borrowing" above). Whenever borrowings described in (a) exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Fund's total assets except in connection with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.


6. Issuing senior securities, except in connection with borrowings permitted under restriction 4.


7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.


9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange, except that Alger SmallCap and MidCap Growth Fund and Alger Health Sciences Fund may invest in other investment companies to the extent permitted by applicable law.

10. Purchasing any securities that would cause more than 25 percent of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that (a) there shall be no limit on the purchase of U.S. Government securities,
(b) there shall be no limit on the purchase by Alger Money Market Fund of obligations issued by bank and thrift institutions described in the Prospectus and this Statement of Additional Information and (c) Alger Health Sciences Fund will invest in the securities of issuers in the health sciences sector, and the group of industries that make up the health sciences sector, without limit, as contemplated by its investment strategy.

11. Investing in commodities, except that Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5 percent of the Fund's total assets are invested in margin and premiums.

12. Investing more than 10 percent (15 percent in the case of Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences
Fund) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal or contractual restrictions on resale may be purchased by Alger Money Market Fund if they are determined to be liquid, and such purchases would not be subject to the 10 percent limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities held in Alger Money Market Fund. Alger Money Market Fund will not purchase time deposits maturing in more than seven calendar days and will limit to no more than 10 percent of its assets its investment in time deposits maturing in excess of two business days, together with all other illiquid securities.

13. Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger SmallCap and MidCap Growth Fund, Alger Capital Appreciation Fund and Alger Health Sciences Fund may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.


16. Making investments for the purpose of exercising control or management.


17. Investing in warrants, except that the Fund may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Fund's net assets, of which not more than two percent of the Fund's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

18. Purchasing or retaining the securities of any issuer if, to the knowledge of the Trust, any of the officers, directors or trustees of the Trust or Alger Management individually owns more than .5 percent of the outstanding securities of the issuer and together they own beneficially more than five percent of the securities.

Shares of Alger LargeCap Growth Fund, Alger SmallCap Growth Fund and Alger MidCap Growth Fund are registered for sale in Germany. As long as Alger LargeCap Growth Fund, Alger SmallCap Growth Fund and Alger MidCap Growth Fund are registered in Germany, these Funds may not without prior approval of their shareholders:


   a. Invest in the securities of any other domestic or foreign investment company or investment fund except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company or investment fund;


   b. Purchase or sell real estate or any interest therein, and real estate mortgage loans, except that the Funds may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships, real estate investment trusts and real estate funds) that invest in real estate or interests therein;

   c. Borrow money, except for temporary or emergency (but not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made;


   d. Pledge, hypothecate, mortgage or otherwise encumber their assets except to secure indebtedness permitted under section c.;

   e. Purchase securities on margin or make short sales; or

   f. Redeem their securities in kind.


These Funds will comply with the more restrictive policies required by the German regulatory authorities, as stated above, as long as such Funds are registered in Germany.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Funds' other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund's assets will not constitute a violation of the restriction.

FUND TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Trust's Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by Alger Management and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Funds. When a Fund and one or more other Funds or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.


Transactions in equity securities are in many cases effected on U. S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal trans-actions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U. S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued
U. S. Government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.


To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Trust's Board of Trustees has determined that Fund transactions will generally be executed through Fred Alger & Company, Incorporated ("Alger Inc."), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion. The Trust will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the Funds are not reduced by reason of its receiving brokerage and research service. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds. During the fiscal years ended October 31, 2001, 2002 and 2003 the Fund paid an aggregate of approximately $6,104,818, $15,195,123 and $14,979,156 in brokerage commissions, of which approximately $6,103,255, $10,589,631 and $8,851,245, respectively, was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended October 31, 2003 constituted 59% of the aggregate brokerage commissions paid by the Fund; during that year, 66% of the aggregate dollar amount of transactions by the Fund involving the payment of brokerage commissions was effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities. Aggregate brokerage commissions paid during the fiscal year ended October 31, 2002 significantly exceeded those paid in the prior year due to higher portfolio turnover and the payment of commissions in over-the-counter transactions that would previously have been executed on a principal basis. During that fiscal year, $222,170,757 in portfolio transactions, incurring $599,117 in commissions, was allocated to brokers who supplied research to the Fund or Alger Management.


NET ASSET VALUE


The price of one share of a class is based on its "net asset value." The net asset value is computed by adding the value of the Fund's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of its shares outstanding. The net asset value of a share of a given class may differ from that of one or more other classes. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) or, for Alger Money Market Fund, as of 12:00 noon Eastern time on each day the New York Stock Exchange ("NYSE") is open.

Purchases for Alger Money Market Fund will be processed at the net asset value calculated after your order is received and accepted. If your purchase is made by wire and is received by 12:00 noon Eastern time, your account will be credited and begin earning dividends on the day of receipt. If your wire purchase is received after 12:00 noon Eastern time, it will be credited and begin earning dividends the next business day. Exchanges are credited the day the request is received by mail or telephone, and begin earning dividends the next business day. If your purchase is made by check, and received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), it will be credited and begin earning dividends the next business day.


Purchases for the other Funds will be based upon the next net asset value calculated for each class after your order is received and accepted. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.


The NYSE is generally open on each Monday through Friday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


The assets of the Funds other than Alger Money Market Fund are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the Trust's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Board of Trustees.

The valuation of the securities held by Alger Money Market Fund, as well as money market instruments with maturities of 60 days or less held by the other Funds, is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

Alger Money Market Fund's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. Under this rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of less than 397 days, as determined in accordance with the provisions of the rule, and invest only in securities determined by Alger Management, acting under the supervision of the Trust's Board of Trustees, to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, Alger Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Fund's holdings by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule also provides that the extent of any deviation between the Fund's net asset value based on available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Fund to take such corrective action as the Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or paying distributions from capital or capital gains, redeeming shares in kind or establishing net asset value per share by using available market quotations.

CLASSES OF SHARES


As described in the  Prospectus,  the equity Funds have three classes of shares:
Class A Shares, which are generally subject to a front-end load, Class B Shares, which are generally subject to a back-end load, and Class C Shares, which are generally subject to a front-end load and a back-end load.


CLASS A SHARES AND CLASS C SHARES

From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

CONVERSION OF CLASS B AND CLASS C SHARES


Class B Shares, and Class C Shares purchased prior to August 1, 2000, will automatically convert to Class A Shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted and will thereafter not be subject to the original Class' Rule 12b-1 fees. The conversion will be completed on the basis of the relative net asset values per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and reinvested capital gains will also be converted into Class A Shares. Because Alger Money Market Fund is not subject to any distribution fees, the running of the applicable conversion period is suspended for any period of time in which shares received in exchange for Class B or Class C Shares are held in that Fund.


The conversion of Class B Shares and Class C Shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event under Federal income tax laws. The conversion of Class B and Class C Shares may be suspended if such an opinion is no longer available.

CLASS C SHARES PURCHASED AFTER AUGUST 1, 2000

Class C Shares purchased on or after August 1, 2000, are generally subject to a 1% front-end load. Furthermore, Class C Shares purchased after that date will no longer be eligible for conversion to Class A Shares after twelve years. As Class C Shares they will remain subject to the Class's annual Rule 12b-1 fee.

PURCHASES


Shares of the Funds are offered continuously by the Trust and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Funds pursuant to distribution agreements (the "Distribution Agreements"). Under the Distribution Agreements, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders. Each of the officers of the Trust is an "affiliated person," as defined in the Act, of the Fund and of Alger Inc.

The Funds do not accept cash or cash alternatives for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Funds with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Funds without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund's securities are valued each day. Shares of the Fund having an equal net asset as of the close of the same day will be registered in the investor's name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

CONFIRMATIONS AND ACCOUNT STATEMENTS

All of your transactions through the Transfer Agent, Alger Shareholder Services, Inc., will be confirmed on separate written transaction confirmations and on periodic account statements. You should promptly and carefully review the transaction confirmations and period statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you.

DISTRIBUTION PLANS

As stated in the Prospectus, in connection with the distribution activities of Alger Inc. in respect of the

Funds' Class B and Class C Shares, respectively, the Trust has adopted two Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Act, one for each class. In each case, the Rule 12b-1 fee, sometimes described as an "asset-based sales charge," allows investors to buy shares with little or no initial sales charge while allowing Alger Inc. to compensate dealers that sell Class B or Class C Shares of the Funds. Typically, Alger Inc., in its discretion or pursuant to dealer agreements, pays sales commissions of up to 4% (5% for non-U.S. dealers) of the amount invested in Class B Shares, and up to 1% of the amount invested in Class C Shares, to dealers from its own resources at the time of sale and pays continuing commissions after purchase to dealers selling Class C Shares. In addition, the 1% initial sales charge on Class C shares is also reallowed to dealers. For Class B Shares, Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses its pays. For Class C Shares, the asset-based sales charge is retained by Alger Inc. in the first year after purchase; in subsequent years, all or a portion of it typically is paid to the dealers who sold the Class C Shares. In some cases, the selling dealer is Alger Inc.

The Class B Plan is a "reimbursement" plan under which Alger Inc. is reimbursed for its actual distribution expenses. Any contingent deferred sales charges ("CDSCs") on Class B Shares received by Alger Inc. will reduce the amount to be reimbursed under the Class B Plan. Under the Class B Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years. At October 31, 2003, the following approximate amounts were carried forward under the Class B Plan: Alger SmallCap Growth Fund--$15,450,000 (8.9% of net assets); Alger MidCap Growth Fund--$8,176,000 (1.3% of net assets); Alger LargeCap Growth Fund--$18,622,000 (3.3% of net assets); Alger Balanced Fund--$4,822,000 (1.8% of net assets); Alger Capital Appreciation Fund--$23,186,000 (4.7% of net assets); Alger Health Sciences Fund--$55,000 (0.4% of net assets); and Alger SmallCap and MidCap Growth Fund--$21,000 (0.2% of net assets).


Reimbursable distribution expenses covered under the Class B Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the class' shares, such as answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the class; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the class; costs involved in preparing, printing and distributing sales literature for the class; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the class that the Fund deems advisable.


Historically, distribution expenses incurred by Alger Inc. have exceeded the Class B assets available for reimbursement under the Plan; it is possible that in the future the converse may be true. Distribution expenses incurred in a year in respect of Class B Shares of a Fund in excess of CDSCs received by Alger Inc. relating to redemptions of shares of the class during that year and .75 percent of the class' average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the applicable Fund's Class B Shares on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Trust's Board of Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward plus interest thereon.


The Plan for Class C Shares annually pays a flat percentage (up to .75 percent) of the class' average daily net assets to Alger Inc., regardless of whether the associated distribution expenses incurred are higher or lower than the fee. No excess distribution expense shall be carried forward to subsequent years under this Plan. Distribution services for which Alger Inc. is compensated under the Class C Plan may include, but are not limited to, organizing and conducting sales seminars, advertising programs, payment of finders' fees, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, overhead, supplemental payments to dealers and other institutions as asset-based sales charges or as payments of commissions or service fees, and the costs of administering the Plan.


Alger Inc. has acknowledged that payments under the Plans are subject to the approval of the Board of Trustees and that no Fund is contractually obligated to make pay-ments in any amount or at any time, including payments in reimbursement of Alger Inc. for expenses and interest thereon incurred in a prior year.


Under their terms, the Plans remain in effect from year to year, provided such continuation is approved in each case annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). A Plan may not be amended to increase materially the amount to be spent for the services provided by Alger Inc. without the approval of shareholders of the applicable class, and all material amendments of a Plan must be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the Class B or Class C Shares of any Fund to which a Plan relates, by a vote of a majority of the outstanding voting securities of the class, on not more than 30 days' written notice to any other party to the Plan. If a Plan is terminated, or not renewed with respect to any one or more Funds, it may continue in effect with respect to the Class B or Class C Shares of any Fund as to which it has not been terminated, or has been renewed. Alger Inc. will provide to the Board of Trustees quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made. During the fiscal year ended October 31, 2003, the Fund reimbursed approximately $8,510,000 to Alger Inc. as the Fund's underwriter, under the provisions of the Class B Shares' Plan. Alger Inc.'s selling expenses during that period totaled $9,806,000, which consisted of $434,000 in printing and mailing of prospectuses and other sales literature to prospective investors; $715,000 in advertising; $3,376,000 in compensation to dealers; $2,891,000 in compensation to sales personnel; $179,000 in other marketing expenses; and $2,211,000 in interest, carrying or other financing charges. If in any month, the costs incurred by Alger Inc. are in excess of the distribution expenses charged to Class B Shares of a Fund, the excess may be carried forward, with interest, and sought to be paid in future periods. During the fiscal year ended October 31, 2003, the Fund paid approximately $1,374,000 to Alger Inc. under the provisions of the Class C Shares' Plan.

The Trust has not adopted a Distribution Plan for the Money Market Fund; however, Alger Inc. or the Fund's investment adviser, Alger Management, may, from its own resources without reimbursement by the Fund, compensate dealers that have sold shares of the Fund.


SHAREHOLDER SERVICING AGREEMENT


Payments under the Shareholder Servicing Agreement are not tied exclusively to the shareholder servicing expenses actually incurred by Alger Inc. and the payments may exceed expenses actually incurred by Alger Inc. The Board of Trustees evaluates the appropriateness of the Shareholder Servicing Agreement and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Alger Inc. and the amounts it receives under the Shareholder Servicing Agreement. During the fiscal year ended October 31, 2003, the Funds paid approximately $4,775,000 to Alger Inc. under the Shareholder Servicing Agreement.

EXPENSES OF THE FUNDS

Each Fund will bear its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class B and Class C of each Fund other than Alger Money Market Fund may pay Alger Inc. for expenses incurred in distributing shares of that class and each such Fund may compensate Alger Inc. for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be paid by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.


PURCHASES THROUGH PROCESSING ORGANIZATIONS


You can purchase and redeem shares through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares of one or more Funds for its clients or customers. The Trust may authorize a
Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on a Fund's behalf. In the case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in proper form, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will be set by the Processing Organization. Processing Organizations may charge their customers a fee in connection with services offered to customers.


TELEPURCHASE PRIVILEGE


The price the shareholder will receive will be the price next computed after Alger Shareholder Services, Inc. ("Services" or the "Transfer Agent") receives the investment from the shareholder's bank, which is normally one banking day. While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in case of insufficient funds. This privilege may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Class A and Class C Share purchases will remain subject to the initial sales charge.


AUTOMATIC INVESTMENT PLAN


While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in the case of insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Transfers from your bank account to a Trust-sponsored retirement account are considered current-year contributions. If the fifteenth day of the month falls on a weekend or a NYSE holiday, the purchase will be made on the next business day. Class A and Class C Share purchases will remain subject to the initial sales charge.


AUTOMATIC EXCHANGE PLAN


The Trust also offers an Automatic Exchange Plan which permits you to exchange a specified amount from your Alger Money Market Fund account into one or more of the other Funds on or about the fifteenth day of the month. The minimum monthly exchange amount is $25 per Fund.

There is no charge to shareholders for this service. A shareholder's Automatic Exchange Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. If the automatic exchange amount exceeds the Alger Money Market Fund balance, any remaining balance in Alger Money Market Fund will be exchanged. Shares held in certificate form are not eligible for this service. Class A and Class C Share purchases will remain subject to the initial sales charge.


RIGHT OF ACCUMULATION (CLASS A SHARES)


Class A Shares of the Fund may be purchased by "any person" (which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A Shares of the Funds, other than shares of the Money Market Fund, then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


LETTER OF INTENT (CLASS A SHARES)


A Letter of Intent ("LOI") contemplating aggregate purchases of $100,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the "Purchase Amount" as referred to in the sales charge table in the Prospectus includes purchases by "any person" (as defined above) of all Class A Shares of the Funds offered with a sales charge over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.

The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment in Class A Shares made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

REDEMPTIONS


The right of redemption of shares of a Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.


No interest will accrue on amounts represented by uncashed distribution or redemption checks.


CHECK REDEMPTION PRIVILEGE (ALGER MONEY MARKET FUND)

You may redeem shares in your Alger Money Market Fund account by writing a check for at least $500. Dividends are earned until the check clears. If you mark the appropriate box on the New Account Application and sign the signature card, the Fund will send you redemption checks. There is no charge for this privilege.

Your redemption may be increased to cover any applicable CDSC (see "Contingent Deferred Sales Charge"). If your account is not adequate to cover the amount of your check and any applicable CDSC, the check will be returned marked "insufficient funds." As a result, checks should not be used to close an account. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Unless investors elect otherwise, checks drawn on jointly-owned accounts will be honored with the signature of either of the joint owners. Shareholders should be aware that use of the check redemption procedure does not give rise to a banking relationship between the shareholder and the Transfer Agent, which will be acting solely as transfer agent for the Fund; nor does it create a banking relationship between the shareholder and the Trust. When a check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Trust to redeem a sufficient number of shares from the investor's account to cover the amount of the check.

The check redemption privilege may be modified or terminated at any time by the Trust or by the Transfer Agent.


TELEPHONE REDEMPTIONS


You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. If your redemption request is received before 12:00 noon Eastern time for Alger Money Market Fund, your redemption proceeds will generally be mailed on the next business day. Redemption requests for Funds other than Alger Money Market Fund received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Requests received after 12:00 noon Eastern time for Alger Money Market Fund will generally be mailed on the business day following the next business day. Shares held in any Alger retirement plan and shares issued in certificate form are not eligible for this service.

Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 60 days of changing your address. Redemption requests made before 12:00 noon Eastern time for Alger Money Market Fund will not receive a dividend for that day.

The Trust, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.


REDEMPTIONS IN KIND


Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

CONTINGENT DEFERRED SALES CHARGE


No CDSC is imposed on the redemption of shares of Alger Money Market Fund, except that shares of the Fund acquired in exchange for shares of the other Funds will bear any CDSC that would apply to the exchanged shares.

With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Fund to fall below the amount of purchase payments made during a six-year holding period.


Certain Class A Shares also are subject to a CDSC. Those Class A Shares purchased in an amount of $1 million or more which have not been subject to the class' initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase.


For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of that Fund which result in the lowest charge, if any.

Redemptions of shares of each of the Funds are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains. Since no charge is imposed on shares purchased and retained in Alger Money Market Fund, you may wish to consider redeeming those shares, if any, before redeeming shares that are subject to a CDSC.


WAIVERS OF SALES CHARGES


No initial sales charge (Class A or Class C) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of Alger inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger inc. That are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger inc. Or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended, ("ERISA") (except that a defined contribution plan that redeems all of its shares within 12 months of its initial purchase will incur a 1.00% CDSC if the dealer of record was paid a concession); (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts;
(7) on behalf of their clients by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers with which either the Fund or Alger inc. Has entered into agreements contemplating the waiver of such charges; (8) by a Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents; (10) by donor-advised charitable gift funds; and (11) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001.

Class C shares may be purchased without an initial sales charge by any investor who buys Class C shares through an omnibus account maintained by an institution which has an agreement with Alger Inc. contemplating such a waiver.

A CDSC may apply, however, if the shares are sold within 12 months of purchase.

In addition, no initial sales charge will be imposed on purchases of Class A shares by members of a "qualified group." A qualified group is one which: (i) has been in existence for more than six months; (ii) was not organized for the purpose of buying shares of the Funds or making similar investments; and (iii) satisfies uniform criteria established by Alger Inc. that result in economy of sales effort or expense, such as a criterion that purchases be made through a central administration or through a single dealer. A qualified group does not include a group whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, clients of an investment adviser or a similar connection. Shares purchased by members of a qualified group will be subject to a CDSC of 1% if redeemed within one year of purchase.

Investors purchasing Class A or Class C Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Funds at (800) 992-3863.


CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70l/2); (ii) required distributions from an Individual Retirement Account ("IRA") following the attainment of age 70l/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70l/2; and
(iii) a tax-free return of an excess contribution to an IRA, and (c) systematic withdrawal payments. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption.

REINSTATEMENT PRIVILEGE


A shareholder who has redeemed shares in a Fund may reinvest all or part of the redemption proceeds in the Fund without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and letter requesting this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinstatement privilege may be exercised only once by a shareholder. Reinstatement will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.


SYSTEMATIC WITHDRAWAL PLAN


A systematic withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder's shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with the Transfer Agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund involved. For additional information regarding the Withdrawal Plan, contact the Funds.


SIGNATURE GUARANTEES

The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).

EXCHANGES AND CONVERSIONS

IN GENERAL


Except as limited below, shareholders may exchange some or all of their shares for shares of another portfolio. However, effective June 1, 2004 you may incur a 2% redemption fee if you exchange shares of any Fund other than the Money Market Fund within 30 days of having acquired them. One class of shares may not be exchanged for another class of shares. Alger Money Market Fund shares acquired by direct purchase may be exchanged for Class A, B or C Shares of another portfolio; however, any applicable sales charge will apply to the shares acquired, depending upon their class. Shares of Alger Money Market Fund acquired by exchange rather than by direct purchase may be exchanged for shares of another Fund, but only for shares of the same class as those originally exchanged for Alger Money Market Fund shares. Once an initial sales charge has been imposed on a purchase of Class A or Class C Shares, no additional charge is imposed in connection with their exchange. For example, a purchase of Alger Money Market Fund shares and subsequent exchange to Class A or Class C Shares of any other Fund (each a "Charge Fund") would result in the imposition of an initial sales charge at the time of exchange; but if the initial purchase had been of Class A or Class C Shares in a Charge Fund, an exchange to the same class of shares of any other Fund would not result in an additional initial sales charge. No CDSC is assessed in connection with exchanges at any time. In addition, no CDSC is imposed on the redemption of reinvested dividends or capital gains distributions or on increases in the net asset value of shares of a Fund above purchase payments made with respect to that Fund during the six-year holding period for Class B Shares and the one-year holding period for Class C Shares and certain Class A Shares.

For purposes of calculating the eight-year holding periods for automatic conversion of Class B Shares to Class A Shares, shares acquired in an exchange are deemed to have been purchased on the date on which the shares given in exchange were purchased, provided, however, that if Class B Shares are exchanged for shares of Alger Money Market Fund, the period during which the Alger Money Market Fund shares are held will not be included in the holding period for purposes of determining eligibility for automatic conversion, and the running of the holding period will recommence only when those shares are reexchanged for shares of the original class. The same calculation method shall be used to determine the automatic conversion of Class C Shares purchased prior to August 1, 2000, and held for 12 years.

You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among Funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares. Shares exchanged prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) from Alger Money Market Fund to any other Fund will receive dividends from Alger Money Market Fund for the day of the exchange. Shares of Alger Money Market Fund received in exchange for shares of any other Fund will earn dividends beginning on the next business day after the exchange.

The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

FOR SHAREHOLDERS MAINTAINING AN ACTIVE ACCOUNT ON OCTOBER 17, 1992. Class B Shares acquired in an exchange are deemed to have been purchased on, and continuously held since, the date on which the shares given in exchange were purchased; thus, an exchange would not affect the running of any CDSC-related holding period. No initial sales charge or CDSC would apply to an exchange of Class B Shares for shares of Alger Money Market Fund, but redemptions of shares of that Fund acquired by exchange of Class B Shares are subject to any applicable CDSC on the same terms as the shares given in exchange. If shares of Alger Money Market Fund are exchanged for Class B Shares, any later redemptions of those shares would be subject to any applicable CDSC based on the period of time since the shares given in exchange were purchased.

Thus, the period of time shares were held in Alger Money Market Portfolio would be counted toward the six-year holding period.

FOR NEW SHAREHOLDERS OPENING AN ACCOUNT AFTER OCTOBER 17, 1992. Effective October 17, 1992, new shareholders of the Fund are subject to the following terms and conditions regarding the exchange of shares of the Fund's Funds. A CDSC, if any, is assessed on redemptions of Class B and Class C Shares and certain Class A Shares of the Funds and of shares of Alger Money Market Fund that have been acquired in exchange for such shares, based solely on the period of time the shares are retained in a Fund other than the Money Market Fund. Thus, the period of time shares are held in Alger Money Market Fund will not be counted towards the holding period described above in the calculation of a CDSC.

CERTAIN ALGER MONEY MARKET FUND SHARES

Shares of Alger Money Market Fund that have been acquired in exchange for shares of Spectra Fund (a mutual fund managed by Alger Management), together with Alger Money Market Fund shares acquired through reinvestment of dividends on such shares, may be exchanged for Spectra Fund shares. These exchanges will be effected at the respective net asset values of Spectra Fund and Alger Money
Market Fund next determined after the exchange request is accepted, with no sales charge or transaction fee imposed, except that exchanges of Alger Money Market Fund shares representing reinvested dividends for Spectra Fund Class A shares will be subject to the Class A initial sales charge. For more information about such exchanges, please call (800) 992-3863. The Trust reserves the right to terminate or modify this exchange privilege upon notice to shareholders.

MANAGEMENT


TRUSTEES AND OFFICERS OF THE TRUST

The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has one standing committee, the Audit Committee, which oversees (a) the Trust's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Trust's financial statements and the independent audit thereof. The members of the Committee, which met twice during the Trust's last fiscal year, are Lester
L. Colbert, Jr., Stephen E. O'Neil and Nathan E. Saint-Amand.

Information about the Trustees and officers of the Trust is set forth below. In the following tables, the term "Alger Fund Complex" refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. The address of Messrs. Alger and Chung is 111 Fifth Avenue, New York, NY 10003; that of Ms. Sanders and Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302. The address of Ms. Alger and each of the non-interested Trustees is c/o The Alger Funds, 111 Fifth Avenue, New York, NY 10003.


                                                                                                                   NUMBER OF
                                                                                                                     FUNDS
                                                                                                                  IN THE ALGER
                                                                                                                  FUND COMPLEX
                                                                                                  TRUSTEE          WHICH ARE
  NAME, AGE, POSITION WITH                                                                        AND/OR            OVERSEEN
    THE FUND AND ADDRESS                  PRINCIPAL OCCUPATIONS                                OFFICER SINCE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
Fred M. Alger III (69)        Chairman of the Board of Alger Associates, Inc. ("Associates"),        1986               22
   Chairman of the Board      Fred Alger & Company, Incorporated ("Alger Inc."), Alger
                              Management, Alger Properties, Inc. ("Properties"), Alger
                              Shareholder Services, Inc. ("Services"), Alger Life Insurance
                              Agency, Inc. ("Agency"), Fred Alger International Advisory S.A.
                              ("International"), five of the six investment companies
                              in the Alger Fund Complex, Alger SICAV ("SICAV") and Analysts
                              Resources, Inc. ("ARI").


Dan C. Chung (41)             President since September 2003 and Chief Investment Officer and        2001               16
   Trustee and                Director since 2001 of Alger Management; President since 2003 and
   President                  Director since 2001 of Associates, Properties, Services, agency
                              International, Trust and ARI; Trustee/Director of four of the six investment companies in the Alger Fund Complex since 2001; senior analyst with Alger Management 1998-2001.

Hilary M. Alger, CFA (42)     Trustee/Director of five of the six investment companies in the        2003               17
   Trustee                    Alger Fund Complex since 2003; Associate Director of Development,
                              College of Arts and Sciences and Graduate School, University of
                              Virginia 1999-2003; Director of Development and Communications,
                              Lenox Hill Neighborhood House 1997-99; securities analyst, Alger
                              Management 1987-92.




NON-INTERESTED TRUSTEES

Stephen E. O'Neil (71)        Attorney; Private investor since 1981; Director of Brown- Forman       1986               23
   Trustee                    Corporation since 1978; Trustee/Director of the six investment companies in the Alger Fund Complex since the inception of each;
                              of Counsel to the law firm of Kohler & Barnes to 1998.


Joseph S. Nye, Jr. (66)       Trustee/Director of the six investment companies in the Alger          2003               23
   Trustee                    Fund Complex; Dean, John F. Kennedy School of Government, Harvard
                              University, since 1955; Assistant Secretary of Defense for
                              International Security Affairs 1994-1995; Chairman, National
                              Intelligence Council, 1993-1994.

                                                                                                                   NUMBER OF
                                                                                                                     FUNDS
                                                                                                                  IN THE ALGER
                                                                                                                  FUND COMPLEX
                                                                                                  TRUSTEE          WHICH ARE
  NAME, AGE, POSITION WITH                                                                        AND/OR            OVERSEEN
    THE FUND AND ADDRESS                  PRINCIPAL OCCUPATIONS                                OFFICER SINCE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Charles F. Baird, Jr. (50)    Managing Partner of North Castle Partners, a private equity           2000               16
   Trustee                    securities Group; Chairman of Equinox, Leiner Health Products,
                              Elizabeth  Arden Day Spas,  Grand  Expeditions  of
                              EAS; Trustee/Director of four of the six investment companies funds in the Alger Fund Complex. Formerly Managing Director of AEA Investors, Inc.

Roger P. Cheever (58)         Associate Dean of Development, Harvard University; Trustee/           2000               16
   Trustee                    Director of four of the six investment companies in the Alger
                              Fund Complex. Formerly Deputy Director of the Harvard College
                              Fund.

Lester L. Colbert, Jr. (70)   Private investor since 1988; Trustee/Director of three of the         2000               17
   Trustee                    six investment companies in the Alger Fund Complex since 2000, of one since 2003, and of another since 1974. Chairman of the
                              Board, President and Chief Executive Officer of Xidex Corporation
                              1972-87.

Nathan E. Saint-Amand         Medical doctor in private practice; Member of the Board of the        1986               23
M.D. (66)                     Manhattan Institute since 1988; Trustee/Director of each of
   Trustee                    the six investment companies in the Alger Fund complex since the or its inception; formerly Co-Chairman, Special Projects
                              later of 1986 Committee, Memorial Sloan Kettering.

OFFICERS

Frederick A. Blum (50)        Executive Vice President and Treasurer of Alger Inc.,                 1996              N/A
   Treasurer                  Alger Management, Properties, Associates, ARI, Services
   Assistant Secretary        and Agency since September 2003 and Senior Vice President
                              prior thereto;  Treasurer or Assistant  Treasurer,
                              and Assistant  Secretary,  of the other five investment
                              companies in the Alger Fund Complex since 1996.  Chairman of the  Board  of  (and  prior  thereto  Senior  Vice
                              President)  and  Treasurer  Alger  National  Trust
                              Company since 2003.

Dorothy G. Sanders (48)       Senior Vice President, General Counsel and Secretary of Alger         2000              N/A
   Secretary                  Inc., General Counsel and Secretary of Associates, Agency,
                              Properties,  Services,  ARI and Alger  Management,
                              and Secretary of International  and the other five investment companies in the Alger Fund Complex since 2000.  Senior Vice
                              President, Fleet Financial Group 1998-2000.





Mr. Alger and Mr. Chung are "interested persons" (as defined in the Investment Company Act) of the Trust because of their affiliations with Alger Management and Alger Inc., the Fund's principal underwriter. Mr. Chung is Mr. Alger's son-in-law. Ms. Alger is Mr. Alger's daughter and is an interested person of the Trust by virtue of that relationship. No Trustee is a director of any public company except as may be indicated under "Principal Occupations."

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each independent Trustee $2,000 for each meeting he attends, to a maximum of $8,000, plus travel expenses incurred for attending the meeting.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2003. The following table provides compensation amounts paid to current independent Trustees of the Trust for the fiscal year ended October 31, 2003.


                                            COMPENSATION TABLE


                                                AGGREGATE
                                              COMPENSATION
                                                  FROM                 TOTAL COMPENSATION PAID TO TRUSTEES FROM
            NAME OF PERSON                   THE ALGER FUNDS                    THE ALGER FUND COMPLEX
           ----------------             ------------------------        ---------------------------------------
       Charles F. Baird, Jr.                    $6,000                                  $22,500
       Roger P. Cheever                         $8,000                                  $30,000
       Lester L. Colbert, Jr.                   $8,000                                  $32,000
       Stephen E. O'Neil                        $8,000                                  $38,000
       Nathan E. Saint-Amand                    $8,000                                  $36,000



The following table shows each Trustee's beneficial ownership as of the date of this Statement of Additional Information, by dollar range, of equity securities of the Funds and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1-$10,000; C = $10,000-$50,000; D = $50,000-$100,000; E = over $100,000.


None of the non-interested Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc.




                                                              EQUITY SECURITIES
                                                                OF EACH FUND
                                       -------------------------------------------------------------

                                       SMALLCAP
                                       AND                                  CAPITAL                      AGGREGATE EQUITY SECURITIES
                             SMALLCAP  MIDCAP   MIDCAP  LARGECAP            APPRECI-  MONEY  HEALTH         OF FUNDS IN ALGER FUND
     NAME OF TRUSTEE         GROWTH    GROWTH   GROWTH  GROWTH    BALANCED  ATION     MARKET SCIENCES    COMPLEX OVERSEEN BY TRUSTEE
------------------------    -------------------------------------------------------------------------    ---------------------------
INTERESTED TRUSTEES

Fred M. Alger III              A         A        A        E         A         A         A       A                    E
Hilary M. Alger                E         A        E        E         A         E         A       A                    E
Dan C. Chung                   D         A        E        E         D         D         E       D                    E
NON-INTERESTED TRUSTEES
-----------------------
Charles F. Baird, Jr.          A         A        A        A         A         A         A       A                    A
Roger P. Cheever               A         A        A        A         A         A         A       A                    E
Lester L. Colbert, Jr.         A         A        A        C         A         A         A       A                    D
Joseph S. Nye                  A         A        A        A         A         A         A       A                    A
Stephen E. O'Neil              A         A        A        A         A         A         A       A                    A
Nathan E. Saint-Amand          A         A        A        A         A         A         A       A                    E




INVESTMENT MANAGER


Alger Management serves as investment manager to each of the Funds pursuant to separate written agreements (the "Management Agreements").

Alger Management is the Funds' investment manager and is responsible for the overall administration of the Trust, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Funds, provides administrative services, places orders to purchase and sell securities on behalf of the Funds and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Trust's broker in effecting most of the Funds' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Funds and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

Alger Management pays the salaries of all officers who are employed by it. Alger Management has agreed to maintain office facilities for the Trust, furnish the Trust with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Trust, and to compute the net asset values, net income and realized capital gains or losses of the Funds. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Trust's financial accounts and records and generally assists in all aspects of the Trust's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2003, had approximately $10.88 billion under management, $6.59 billion in mutual fund accounts and $4.29 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III, who holds in excess of 25% of the outstanding voting securities of Alger Associates, Inc., may be deemed to control that company and its subsidiaries. Mr. Alger holds his shares through a limited liability company, of which he is president and majority shareholder.

Each Management Agreement provides that if, in any fiscal year, the aggregate expenses of the Fund (exclusive of certain specified categories of expense) exceed the expense limitation of any state having jurisdiction over the Fund, Alger Management will reimburse the Fund for that excess expense to the extent required by state law. At the date of this Statement of Additional Information, there is no state expense limitation applicable to any Fund.

Each Fund pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Fund's average daily net assets, as follows: Alger Money Market Fund--.50%; Alger
SmallCap Growth Fund, Alger SmallCap Growth and MidCap Growth Fund, Alger Capital Appreciation Fund, Alger Health Sciences Fund--.85%; Alger MidCap Growth Fund--.80%; Alger LargeCap Growth Fund (formerly Alger Growth Fund) and Alger Balanced Fund--.75%. During the fiscal years ended October 31, 2001, 2002 and 2003 Alger Management earned under the terms of the Management Agreements $1,730,000, 1,484,000 and $1,282,000, respectively, in respect of the Alger Money Market Fund; $2,427,000, $1,506,000 and $1,334,000, respectively, in respect of the Alger SmallCap Growth Fund; $8,021,000, $5,536,000 and $3,870,000, respectively, in respect of the Alger LargeCap Growth Fund;
$2,416,000, $2,314,000 and $1,945,000, respectively, in respect of the Alger Balanced Fund; $5,622,000, $4,578,000 and $3,905,000, respectively, in respect of the Alger MidCap Growth Fund; $9,595,000, $6,209,000 and $4,044,000,
respectively, in respect of the Alger Capital Appreciation Fund. During the fiscal years ended October 31, 2002 and 2003 Alger Management earned under the terms of the Management Agreements $6,000 and $45,000, respectively in respect of the Alger Health Sciences Fund and $3,000 and $77,000 in respect of the Alger Small Cap and MidCap Growth Fund.

At their meeting called to consider the annual renewal of the Funds' Investment Management Agreements with Alger Management, the Trustees considered the nature and quality of the services provided in relation to the fees paid by the Funds and the other benefits received by Alger Management by virtue of its relationship with the Fund. In their deliberations, the Trustees considered materials, which they had reviewed in advance of the meeting, regarding the Funds' performance and expenses, including advisory fees and brokerage commissions, and Alger Management's financial condition, overall investment advisory operations, brokerage practices with respect to the Funds, and profits from its mutual fund operations (reflecting not only advisory fees but also receipt by an affiliate of brokerage commissions and of payments from the Funds' Rule 12b- 1 Plans, and by another affiliate of transfer agency fees). The Trustees had also received a memorandum discussing the factors generally regarded as appropriate to consider in evaluating advisory arrangements and copies of the Investment Management Agreements themselves. In considering the Management Agreements, the Trustees also drew upon prior discussions with representatives of Alger Management, at each quarterly meeting, of the Funds' performance and expenses and their familiarity with the personnel and resources of Alger Management and its affiliates. To consider the renewals, the non-interested Trustees met in executive session with independent counsel. In considering the nature and quality of the services provided by Alger Management in relation to its fees and other benefits received, they concluded that the overall investment performance of the Funds had been satisfactory in the light of market conditions and noted that the general fund administrative services also provided by Alger Management under the terms of its Management Agreements were of high quality; in this connection they noted, for example, that the Fund had been highly rated by an independent company evaluating the quality of service provided by fund telephone representatives, and that the most recent regulatory inspections had produced no material adverse comments on the Funds' operations. The Trustees considered the fact that, in addition to its management fees, Alger Management benefits from its affiliate's providing most of the brokerage for the Funds; they concluded that, even in light of this fact and of other tangible and intangible benefits arising from Alger Management's relationship with the Funds, the management fees paid by the Funds were fair and reasonable in relation to the services rendered and that the services rendered were satisfactory.


DISTRIBUTOR


Alger Inc., the corporate parent of Alger Management, serves as the Funds' principal underwriter, or distributor, and receives payments from the Funds under the Trust's Distribution Plans (see "Purchases--Distribution Plans") and the Shareholder Servicing Agreement (see "Purchases--Shareholder Servicing Agreement"). It also receives brokerage commissions from the Trust (see "Investment Strategies and Policies--Fund Transactions"). During the Trust's fiscal year ended October 31, 2003, Alger Inc. retained approximately $3,520,000 in CDSCs and $216,000 in initial sales charges.

INDEPENDENT PUBLIC AUDITORS

Ernst & Young LLP serves as the Trust's independent public auditors.

CODE OF ETHICS


Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to the restrictions and procedures of the Trust's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Trust's Code of Ethics by calling the Trust toll-free at (800) 992-3863.


TAXES


The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Funds.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund's business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the Funds' prospectus. As a regulated investment company, each Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects each Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects each Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.

Payments reflecting the dividend income of the Funds will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met. None of the dividends paid by Alger Money Market Fund will be eligible for the dividends-received deduction.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of a Fund's net investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 28 percent backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.


DIVIDENDS


Each share class will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected in  writing  to have all  dividends  and  distributions  paid in cash or reinvested at net asset value into another identically registered Alger Fund account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge. Any dividends of Alger Money Market Fund are declared daily and paid monthly, and any dividends of the other Funds are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

The classes of a Fund may have different dividend and distribution rates. Class A dividends generally will be greater than those of Class B and Class C due to the Rule 12b-1 fees associated with Class B and Class C Shares. However, dividends paid to each class of shares in a Fund will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.



CUSTODIAN AND TRANSFER AGENT


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian of the Trusts' assets pursuant to a custodian agreement under which it holds the Funds' assets. Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Funds pursuant to a transfer agency agreement. Under the transfer agency agreement services processes purchases and redemptions of shares of the Funds, maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and distributes any dividends and distributions payable by the Funds. Pursuant to the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis. Certain record-keeping services that would otherwise be performed by Services may be performed by other entities providing similar services to their customers who invest in the Funds. The Trust, Services, Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.


CERTAIN SHAREHOLDERS


At February 3, 2004, Merrill Lynch owned 26.55% of the Alger Balanced Fund. At February 3, 2004, Alger Management, a New York corporation, owned 35.53% of Alger Health Sciences Fund and 40.19% of Alger SmallCap and MidCap Growth Fund. At February 3, 2004, Alger Inc., a Delaware corporation, owned 32.19% of the Alger SmallCap and MidCap Growth Fund. These companies are wholly-owned subsidiaries of

Alger Associates, Inc., a New York corporation, which may be deemed to be controlled by Fred M. Alger III. Accordingly, Mr. Alger may be deemed to control Alger Health Sciences Fund and Alger SmallCap and MidCap Growth Fund, which may have the effect of disproportionately diminishing the voting power of other shareholders of these Funds.

The following table contains information regarding persons who own of record, or are known to own beneficially, five percent or more of the shares of any Fund. All holdings are expressed as a percentage of a Fund's outstanding shares as of February 3, 2004 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

Alger Small Cap Growth Fund - Class A
Charles Schwab                             5.41%/+
Special Custody Acct.
101 Montgomery Street
San Francisco, CA 94104

Alger Small Cap Growth Fund - Class C
Merrill Lynch FBO                         21.34%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Charles E. Magraw Pension Plan             5.39%/+
FBO Dolores H. Magraw
69 Pickwick Road
W. Newton, MA 02465-2818

Alger LargeCap Growth Fund-Class A
Deutsche Bank Securities                   6.98%/+
PO Box 1346
Baltimore, MD 21203

Mellon Bank as Agent                      10.12%/+
Dreyfus Retirement
135 Santilli Highway
Everett, MA 02149

Merrill Lynch FBO                          6.44%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger LargeCap Growth Fund-Class B
Wuerttembergische Lebensvericherung        9.92%/+
Rothebuehlstr. 70
Stuttgart, Germany D-70178

Merrill Lynch FBO                          9.05%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger LargeCap Growth Fund-Class C
Merrill Lynch FBO                         25.57%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger MidCap Growth Fund-Class A
Charles Schwab                             6.69%/+
Special Custody Acct.
101 Montgomery St.
San Francisco, CA 94104

Merrill Lynch FBO                         16.38%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger MidCap Growth Fund-Class B
Merrill Lynch FBO                         18.29%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger MidCap Growth Fund-Class C
Merrill Lynch FBO                         38.89%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger Capital Appreciation Fund-Class A
Merrill Lynch FBO                         22.49%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger Capital Appreciation Fund-Class B
Merrill Lynch FBO                         11.18%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger Capital Appreciation Fund-Class C
Merrill Lynch FBO                         22.81%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger Balanced Fund-Class A
Merrill Lynch FBO                         45.90%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Putnam Fiduciary Trust Co. FBO            12.63%/+
CDICorporation 401(k) Savings Plan
859 Willard St. MS-E-2-C
Attn: Trading Services
Quincy, MA 02269-9110

State Street Bank & Trust Free             5.92%/+
ADP/Morgan Stanley Alliance
105 Rosemont Avenue
Westwood, MA 02090

Alger Balanced Fund-Class B
Merrill Lynch FBO                         18.32%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger Balanced Fund-Class C
Merrill Lynch FBO                         16.69%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger Health Sciences Fund - Class A
All of the following are located at
111 Fifth Avenue
New York, NY 10003

Fred Alger Management, Inc.               51.97%/51.97%
Alger Associates, Inc.                    11.07%/11.07%

Alger Health Sciences Fund - Class B
Fred Alger Management, Inc.                7.33%/7.33%
111 Fifth Avenue
New York, NY 10003

Alger Health Sciences Fund - Class C
Fred Alger Management, Inc.               21.37%/21.37%
111 Fifth Avenue
New York, NY 10003

Merrill Lynch FBO                         16.38%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Alger SmallCap and MidCap Growth Fund - Class A
Fred Alger Management, Inc.               44.75%/44.75%
111 Fifth Avenue
New York, NY 10003

Fred Alger & Company, Incorporated        41.06%/41.06%
30 Montgomery Street
Jersey City, NJ 07302

Alger SmallCap and MidCap Growth Fund - Class B
Fred Alger Management, Inc.               19.17%/19.17%
111 Fifth Avenue
New York, NY 10003

Citigroup Global Markets                   5.31%/+
Salomon Smith Barney
333 W 34th Street
New York, NY 10001

Alger SmallCap and MidCap Growth Fund - Class C
Fred Alger Management, Inc.               30.39%/30.39%
111 Fifth Avenue
New York, NY 10003

Merrill Lynch FBO                         25.13%/+
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246

Mark Kohl                                  5.30%/+
61 Morning Star Drive
Sparta, MJ 07871


+ The Fund believes that the underlying customers are the beneficial owners.


As of February 3, 2004 the Trustees and officers of the Fund, as a group, hold 1.25% of Alger Health Science Fund's outstanding shares. They hold less than 1% of the shares of any class of any other Fund.


ORGANIZATION


The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the "Trust Agreement"). Alger Money Market Portfolio, Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. On September 29, 2000, Alger Growth Portfolio was re-named Alger LargeCap Growth Portfolio. Alger Balanced Portfolio commenced operations on June 1, 1992, Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. Alger Health Sciences Portfolio commenced operations on May 1, 2002. Alger SmallCap and MidCap Growth Portfolio commenced operations on May 8, 2002. The word "Alger" in the Trust's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Management may terminate the Trust's license to use the word "Alger" in its name when Alger Management ceases to act as the Trust's investment manager. On December 31, 1996, Class A Shares were added to all portfolios of the Trust except Alger Money Market Portfolio. Class A shares have an initial sales charge. The previously existing shares in those Portfolios, subject to a CDSC, were designated Class B Shares on that date. Class C Shares, which are subject to a CDSC, were created on August 1, 1997. On February 24, 2004, the names of the Trust and its portfolios were changed to their current names.

Shares of each Fund other than Alger Money Market Fund are thus divided into three classes, Class A, Class B and Class C. The classes differ in that: (a) each class has a different class designation; (b) the Class A Shares, and Class C Shares issued after August 1, 2000, are subject to initial sales charges; (c) the Class B and Class C Shares are subject to CDSCs, and certain Class A Shares may also be subject to a CDSC; (d) only the Class B and Class C Shares (as described below) are subject to distribution fees under plans adopted pursuant to Rule 12b-1 under the Act (each, a "Rule 12b-1 Plan"); (e) to the extent that one class alone is affected by a matter submitted to a vote of the shareholders, then only that class has voting power on the matter; and (f) the exchange privileges and conversion rights of each class differ from those of the others.

Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in per-son or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Trust's outstanding shares.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within a Fund on matters in which the interests of one class differ from those of another; see also item (e) in the preceding paragraph. In the interest of economy and convenience, certificates representing shares of a Fund are physically issued only upon specific written request of a shareholder.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Funds are classified as "diversified" investment companies under the Investment Company Act of 1940. A "diversified" investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government) to no more than 5% of the investment company's total assets. The Funds intended to continue to qualify as a "regulated investment companies" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.

FINANCIAL STATEMENTS


The Trust's audited financial statements for the year ended October 31, 2003 are contained in its Annual Report to Shareholders for that period and are hereby incorporated by reference. Copies of the Annual Report to Shareholders may be obtained by telephoning (800) 992-3863.

Appendix

    Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") and Duff and Phelps, Inc. ("Duff").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

    The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

    The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

BOND AND LONG-TERM RATINGS

    Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

    Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are con-

APPENDIX
(continued)

sidered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-l are judged by Duff to be of the highest credit quality with negligible risk factors, only slightly more than U.S. Treasury debt. Bonds rated Duff-2, -3 and -4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

INVESTMENT MANAGER:

Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

DISTRIBUTOR:

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:

Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

COUNSEL:

Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176


SAI 24

THE ALGER FUNDS


STATEMENT OF
ADDITIONAL
INFORMATION


FEBRUARY 28, 2004

[LOGO]

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

  Exhibit No.              Description of Exhibit
  -----------              ----------------------

     (a-1)     Agreement and Declaration of Trust. EDGAR 6/2/97 (1)

     (a-2) Certificate of Designation relating to Alger High Yield Portfolio. EDGAR 6/2/97 (3)

     (a-3) Certificate of Designation relating to Alger Income and Growth Portfolio. EDGAR 6/2/97 (3)

     (a-4) Certificate of Designation relating to Alger Balanced Portfolio. EDGAR 6/2/97 (8)

     (a-5) Certificate of Designation relating to Alger MidCap Growth Portfolio. EDGAR 6/2/97 (9)

     (a-6) Certificate of Designation relating to Alger Leveraged AllCap Portfolio. EDGAR 6/2/97 (10)


     (a-7) Certificate of Amendment relating to Alger Capital Appreciation Portfolio. EDGAR 6/2/97 (10)

     (a-8) Certificate of Termination relating to Alger Income and Growth Portfolio. EDGAR 6/2/97 (10)


     (a-9) Certificate of Amendment relating to the creation of Class A Shares. (12)

     (a-10)    Certificate of Amendment relating to Alger Growth Portfolio (18)



     (a-11) Certificates of Designation relating to Alger Health Sciences Portfolio and Alger SmallCap and MidCap Portfolio.(22)


     (a-12)    Certificate of Amendment relating to changes of names




     (b)       By-laws of Registrant. EDGAR 6/2/97 (1)

     (c)       See Exhibits (a-1) and (b)

  Exhibit No.              Description of Exhibit
  -----------              ----------------------

    (d-1)     Investment Management Agreements. EDGAR 6/2/97 (6)

    (d-2)     Investment Management Agreement for Alger Balanced
              Portfolio  (8)

    (d-3)     Investment Management Agreement for Alger MidCap Growth
              Portfolio (9)

    (d-4) Investment Management Agreement for Alger Leveraged AllCap Portfolio (11)

    (d-5) Investment Management Agreement for Alger Small Capitalization Portfolio (6)

    (d-6)     Investment Management Agreement for Alger Money Market Portfolio
               (6)

    (d-7)     Investment Management Agreement for Alger Growth Portfolio (6)


    (d-8) Investment Management Agreement for Alger Health Sciences Portfolio. (21)


    (d-9) Investment Management Agreement for Alger SmallCap and MidCap Portfolio.(22)



    (e-1)     Distribution Agreement EDGAR 6/2/97 (6)

    (e-2)     Amendment to Distribution Agreement. [Form of] (13)

    (e-3)     Selected Dealer and Shareholder Servicing Agreement
              EDGAR 6/2/97  (4)

    (g)       Custody Agreement EDGAR 6/2/97 (14)

    (i-1)     Opinion and Consent of Sullivan & Worcester (17)

    (i-2)     Opinion and Consent of Hollyer Brady Smith Troxell
              Barrett Rockett Hines & Mone LLP (13)

    (i-3)     Opinion and Consent of Sullivan & Worcester. (21)



    (i-4)     Opinion and Consent of Sullivan & Worcester.(22)

    (j)       Consent of Ernst & Young


    (l-1)     Form of Subscription Agreement EDGAR 6/2/97 (2)

    (l-2)     Purchase Agreement for Alger Balanced Portfolio
              EDGAR 6/2/97  (8)

    (l-3)     Purchase Agreement for Alger MidCap Growth Portfolio
              EDGAR 6/2/97  (9)

    (l-4) Purchase Agreement for Alger Leveraged AllCap Portfolio EDGAR 6/2/97 (11)

    (l-5) Purchase Agreement for Alger Small Capitalization Portfolio (Form of) EDGAR 6/2/97 (14)

    (l-6) Purchase Agreement for Alger Growth Portfolio (Form of) EDGAR 6/2/97 (14)

  Exhibit No.              Description of Exhibit
  -----------              ----------------------

    (m-1)      Plan of Distribution  EDGAR 6/2/97 (2)

    (m-2) Plan of Distribution for Class C Shares of The Alger Fund. [Form of] (13)

    (m-3)      Retirement Plans EDGAR 7/30/97 (5)

    (o-1)      Rule 18f-3 Plan for Alger Balanced Portfolio - Class C. [Form of]
                 (13)

    (o-2) Rule 18f-3 Plan for Alger MidCap Growth Portfolio - Class C. [Form of] (13)

    (o-3)      Rule 18f-3 Plan for Alger Capital Appreciation Portfolio - Class
               C. [Form of] (13)

    (o-4)      Rule 18f-3 Plan for Alger Growth Portfolio - Class C. [Form of]
                 (13)

    (o-5)      Rule 18f-3 Plan for Alger Small Capitalization Portfolio - Class
               C. [Form of] (13)

    (o-6)      Rule 18f-3 Plan for Alger Balanced Portfolio, as Amended (17)

    (o-7) Rule 18f-3 Plan for Alger Capital Appreciation Portfolio, as Amended (17)

    (o-8)      Rule 18f-3 Plan for Alger Growth Portfolio, as Amended (17)

    (o-9)      Rule 18f-3 Plan for Alger  MidCap  Growth  Portfolio,  as Amended
               (17)

    (o-10) Rule 18f-3 Plan for Alger Small Capitalization Portfolio, as Amended (17)


    (o-11)     Rule 18f-3 Plan for Alger Health Sciences Portfolio.(22)

    (o-12)     Rule 18f-3 Plan for Alger SmallCap and MidCap Portfolio.(22)


    (p)        Code of Ethics (17)

    (q) Powers of Attorney executed by David D. Alger, Gregory S. Duch, Stephen E. O'Neil, Nathan E. Saint-Amand and B. Joseph White (16)

    (q-1) Powers of Attorney executed by Charles F. Baird, Jr., Roger P. Cheever and Lester L. Colbert, Jr. (17)

    (q-2)      Power of Attorney executed by James P. Connelly, Jr. (19)

    (q-3)      Power of Attorney executed by Dan C Chung (20)


    (q-4) Powers of Attorney executed by Charles F. Baird, Jr., Dan C. Chung, Nathan E. Saint-Amand, Roger P. Cheever, Lester L. Colbert, Jr., Stephen E. O'Neil and Frederick A. Blum


- ----------
(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on April 18, 1986.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registration Statement filed with the SEC on October 14, 1986.

(3)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration   Statement   filed  with  the  SEC  on   November   3,  1986.
     ("Pre-Effective Amendment No. 2").

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on May 7, 1987.

(5)  Incorporated by reference to Exhibit No. 12 to Pre-Effective  Amendment No.
     2.

(6) Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on February 28, 1989.

(7) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on February 2, 1990.

(8) Incorporated by reference to Post-Effective Amendment No. 8 filed with the SEC on April 3, 1992.

(9) Incorporated by reference to Post-Effective Amendment No. 10 filed with the SEC on March 24, 1993.

(10) Incorporated by reference to Post-Effective Amendment No. 11 filed with the SEC on August 31, 1993.

(11) Incorporated by reference to Post-Effective Amendment No. 12 filed with the SEC on October 29, 1993.

(12) Incorporated by reference to Post-Effective Amendment No. 22 filed with the SEC on December 20, 1996.

(13) Incorporated by reference to Post-Effective Amendment No. 24 filed with the SEC on June 2, 1997.

(14) Incorporated by reference to Post-Effective Amendment No. 26 filed with the SEC on February 25, 1997.

(15) Incorporated by reference to Post-Effective Amendment No. 27 filed with the SEC on December 24, 1998.

(16) Incorporated by reference to Post-Effective Amendment No. 28 filed with the SEC on February 26, 1999.

(17) Incorporated by reference to Post-Effective Amendment No. 31 filed with the SEC on July 21, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 32 filed with the SEC on September 29, 2000.


(19) Incorporated by reference to Post-Effective Amendment No. 33 filed with the SEC on February 28, 2001.

(20) Incorporated by reference to Post-Effective Amendment No. 35 filed with the SEC on March 1, 2002.

(21) Incorporated by reference to Post-Effective Amendment No. 37 filed with the SEC on May 1, 2002.

(22) Incorporated by reference to Post-Effective Amendment No. 38 filed with the SEC on May 8, 2002.

                                   SIGNATURES






     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 27th day of February 2004.






                                                 THE ALGER FUNDS

                                                 By: *
                                                 ---------------------
                                                 Dan C. Chung,
                                                 President and Trustee
ATTEST: /s/ Frederick A. Blum
       ----------------------------
       Frederick A. Blum, Treasurer



     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.





*
-------------------------       President and Trustee         February 27, 2004
Dan C. Chung


/s/ Frederick A. Blum
-------------------------       Treasurer                     February 27, 2004
    Frederick A. Blum           (Chief Financial and
                                 Accounting Officer

*
-------------------------       Trustee                       February 27, 2004
Charles F. Baird, Jr.

*
-------------------------       Trustee                       February 27, 2004
Roger P. Cheever


-------------------------       Chairman of the
Fred M. Alger III               Board

*
-------------------------       Trustee                       February 27, 2004
Lester L. Colbert, Jr.


-------------------------       Trustee
Hilary M. Alger

*
-------------------------       Trustee                       February 27, 2004
Nathan E. Saint-Amand

*
-------------------------       Trustee                       February 27, 2004
Stephen E. O'Neil


-------------------------       Trustee
Joseph S. Nye, Jr.




*By: /s/ Frederick A. Blum
   -----------------------
    Frederick A. Blum
    Attorney-In-Fact

                         Securities Act File No. 33-4959
                    Investment Company Act File No. 811-1355


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A



Registration Statement Under the Securities Act of 1933              [ ]


                  Pre-Effective Amendment No.                        [ ]









                  Post-Effective Amendment No. 40                    [x]








                                     and/or



Registration Statement Under the Investment Company Act of 1940      [ ]










                           Amendment No. 42                          [x]










                        (Check appropriate box or boxes)


                                 THE ALGER FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                           --------------------------
                                 E X H I B I T S
                           --------------------------



(a-12) Certificate of Amendment relating to changes of names.

(j)    Consent of Ernst & Young

(q-4)  Powers of Attorney